united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 10/31

Date of reporting period: 7/31/19

Item 1. Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 84.7%
	LARGE-CAP INDEX FUNDS - 60.9%
33,759	iShares Core S&P 500 ETF (a)	$10,101,706
51,116	iShares Edge MSCI Min Vol U.S.A. ETF (a)	3,208,040
23,821	iShares Edge MSCI U.S.A. Momentum Factor ETF	2,875,909
134,328	SPDR Portfolio S&P 500 Growth ETF (a)	5,261,628
		21,447,283
	SECTOR FUNDS - 23.8%
44,265	iShares MSCI EAFE Growth ETF	3,534,560
22,190	Vanguard Information Technology ETF	4,845,186
		8,379,746

	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,136,357)	29,827,029

	MUTUAL FUND - 7.5%
	ASSET ALLOCATION - 7.5%
2,125,086	Navigator Sentry Managed Volatility Fund - Class I * #	2,656,358
	TOTAL MUTUAL FUND (Cost - $4,812,418)

	SHORT-TERM INVESTMENTS - 7.8%
	MONEY MARKET FUND - 7.8%
2,750,890	Milestone Treasury Obligations Fund, Institutional Class, 2.21% +	2,750,890
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,750,890)

	COLLATERAL FOR SECURITIES LOANED- 1.8%
614,266	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Insitutional Shares, 2.21% + (b)	614,266
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $614,266)

	TOTAL INVESTMENTS - 101.8% (Cost - $36,313,931)	$35,848,543
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8) %	(621,728)
	NET ASSETS - 100.0%	$35,226,815

ETF - Exchange-Traded Fund
* Non-income producing.
# Affiliated Security.
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2019.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $2,287,510 at July 31, 2019.
(b) Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $1,724,862.

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019

Shares				Value
	CLOSED-END FUND - 4.9%
	DEBT FUND - 4.9%
215,000	BlackRock MuniYield Quality Fund III, Inc.			$2,889,600
	TOTAL CLOSED-END FUND (Cost $2,673,459)

Principal Amount ($)		Coupon Rate (%)	Maturity
	MUNICIPAL BONDS & NOTES - 77.4%
	ARIZONA - 4.5%
2,290,000	Salt River Project Agricultural Improvement & Power District	5.000	12/1/2045	2,650,343

	CALIFORNIA - 9.2%
1,260,000	Mount San Antonio Community College District	0.000	8/1/2043	1,213,632
1,685,000	San Diego Unified School District	4.000	7/1/2045	1,815,571
2,000,000	Simi Valley Unified School District	5.000	8/1/2044	2,405,850
				5,435,053
	COLORADO - 6.7%
1,500,000	Colorado Water Resources & Power Development Authority	5.900	9/1/2035	1,559,340
2,000,000	Regional Transportation District	5.000	11/1/2046	2,362,350
				3,921,690
	FLORIDA - 2.0%
1,000,000	County of Miami-Dade FL	5.000	7/1/2045	1,167,585

	GEORGIA - 1.9%
1,000,000	Brookhaven Development Authority	4.000	7/1/2044	1,102,245

	ILLINOIS - 2.0%
174,546	State of Illinois Taxable Pension	4.950	6/1/2023	182,039
1,000,000	State of Illinois Sales Tax Revenue	4.250	6/15/2030	1,023,265
				1,205,304
	LOUISIANA - 1.7%
1,000,000	East Baton Rouge Sewerage Commission	6.087	2/1/2045	1,018,520

	MASSACHUSETTS - 9.6%
2,000,000	Massachusetts School Building Authority	5.000	11/15/2046	2,362,590
2,750,000	Massachusetts School Building Authority	5.000	2/15/2049	3,178,519
120,000	University of Massachusetts Building Authority	6.423	5/1/2029	120,416
				5,661,525
	MISSOURI - 3.0%
1,500,000	Metropolitan St. Louis Sewer District	5.000	5/1/2047	1,784,550

	NORTH CAROLINA - 6.6%
1,500,000	City of Winston-Salem NC Water & Sewer System Revenue	5.294	6/1/2034	1,537,575
2,000,000	North Carolina Capital Facilities Finance Agency	5.000	10/1/2044	2,375,200
				3,912,775
	NEW JERSEY - 3.9%
2,000,000	New Jersey Turnpike Authority	5.000	1/1/2045	2,278,590

	NEW YORK - 10.2%
500,000	City of New York NY Build America Bonds	5.676	10/1/2034	502,697
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.508	8/1/2037	1,283,510
1,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue	6.267	8/1/2039	1,504,845
1,500,000	New York City Water & Sewer System	5.790	6/15/2041	1,548,022
1,000,000	New York City Water & Sewer System	5.000	6/15/2048	1,184,190
				6,023,264
	PENNSYLVANIA - 12.6%
1,520,000	Commonwealth of Pennsylvania	5.350	5/1/2030	1,556,792
1,300,000	Commonwealth of Pennsylvania	4.000	4/1/2032	1,387,939
400,000	Commonwealth Financing Authority	5.000	6/1/2030	495,304
2,105,000	Dauphin County General Authority	5.000	6/1/2042	2,273,010
1,150,000	Montgomery County Higher Education & Health Authority	3.000	5/1/2036	1,168,239
500,000	Pittsburgh Water & Sewer Authority, 1 mo. LIBOR + 0.640% **	2.328	9/1/2040	500,215
				7,381,499
	TEXAS - 0.5%
290,000	Dallas County Hospital District Build America Bonds	6.171	8/15/2034	290,876

	WASHINGTON D.C. - 3.0%
1,500,000	Washington DC Metropolitan Area Transit Authority	5.000	7/1/2042	1,789,103

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $44,932,024)			45,622,922

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Contracts ^			Strike Price	Expiration	Notional Amount	Value
	OPTIONS PURCHASED * - 0.2%
	CALL OPTIONS PURCHASED - 0.2%
100	10-Year U. S. Treasury Note Futures		$127.00	September-19	$12,700,000	$73,437
150	10-Year U. S. Treasury Note Futures		129.50	September-19	19,425,000	7,031
50	10-Year U. S. Treasury Note Futures		130.00	September-19	6,500,000	1,563
50	U.S. Treasury Long Bond Futures		157.00	September-19	7,850,000	25,781
25	U.S. Treasury Long Bond Futures		160.00	September-19	4,000,000	1,953
	TOTAL OPTIONS PURCHASED (Cost - $131,641)					109,765

Shares
	SHORT-TERM INVESTMENTS - 16.3%
	MONEY MARKET FUND - 16.3%
9,575,356	Dreyfus Cash Management - Institutional Shares, 2.39% +					9,578,229
	TOTAL SHORT TERM INVESTMENTS (Cost - $9,576,999)

	TOTAL INVESTMENTS - 98.8% (Cost - $57,314,123)					$58,200,516
	OTHER ASSETS LESS LIABILITIES - 1.2%					721,599
	NET ASSETS - 100.0%					$58,922,115

LIBOR - London Interbank Offered Rate
* Non-income producing.
** Variable rate security. Interest rate is as of July 31, 2019.
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2019.
^ Each option contract allows the Fund to purchase 1 underlying futures contract.

FUTURES CONTRACTS
Number of Short Contracts	Open Short Future Contracts	Expiration	Notional Value at July 31, 2019			Unrealized (Depreciation)
(277)	10-Year U.S. Treasury Note Futures	September-19	$(35,295,859)			$(350,563)
(64)	U.S. Treasury Long Bond Futures	September-19	(9,958,000)			(372,500)
	TOTAL FUTURES CONTRACTS					$(723,063)

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019

Contracts ^		Strike Price	Expiration	Notional Amount	Value
	OPTIONS PURCHASED * - 33.8%
	CALL OPTIONS PURCHASED - 9.1%
4,000	iPath Series B S&P 500 VIX Short-Term Futures ETN	$22.00	August-19	$8,800,000	$932,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $548,093)

	PUT OPTIONS PURCHASED - 24.7%
700	S&P 500 Index	2,955.00	August-19	206,850,000	2,544,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,588,347)

	TOTAL OPTIONS PURCHASED (Cost - $2,136,440)				3,476,500

Shares
	SHORT-TERM INVESTMENTS - 89.1%
	MONEY MARKET FUND - 89.1%
581,551	General Government Securities Money Market Fund, Class B 1.35% +				581,551
8,583,396	Milestone Treasury Obligations Fund, Institutional Class, 2.21% +				8,583,396
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,164,947)				9,164,947

	TOTAL INVESTMENTS - 122.9% (Cost - $11,301,387)				$12,641,447
	OPTIONS WRITTEN (Premiums Received - $1,423,578) - (19.9) %				(2,050,000)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%				(307,156)
	NET ASSETS - 100.0%				$10,284,291

Contracts ^
	OPTIONS WRITTEN * - (19.9) %
	CALL OPTIONS WRITTEN - (10.0) %
(4,000)	iPath Series B S&P 500 VIX Short-Term Futures ETN	20.50	August-19	(8,200,000)	(1,028,000)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $830,725)

	PUT OPTIONS WRITTEN - (9.9) %
(700)	S&P 500 Index	2,835.00	August-19	(198,450,000)	(1,022,000)
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $592,853)

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,423,578)				$(2,050,000)

ETN - Exchange-Traded Note
*Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2019.
^ Each option contract allows the Fund to purchase/sell 100 shares of the underlying security or futures contract at the strike price.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019

Shares				Value
	CLOSED-END FUND - 0.1%
	DEBT FUND - 0.1%
203,877	BlackRock MuniYield Quality Fund III, Inc.			$2,740,107
	TOTAL CLOSED-END FUND (Cost - $2,582,686)

	EXCHANGE TRADED FUND - 0.0%
	DEBT FUND - 0.0%
6,913	iShares iBoxx High Yield Corporate Bond ETF (a)			600,947
	TOTAL EXCHANGE TRADED FUND (Cost - $577,858)

	MUTUAL FUNDS - 3.2%
	DEBT FUND - 3.2%
3,666,261	Navigator Duration Neutral Bond Fund - Class I #			36,809,265
10,913,979	Navigator Ultra Short Bond Fund - Class I #			109,576,343
	TOTAL MUTUAL FUNDS (Cost - $146,620,319)			146,385,608

Principal Amount ($)		Coupon Rate (%)	Maturity
	AGENCY BOND - 0.2%
	SOVEREIGN - 0.2%
10,000,000	Federal Farm Credit Banks, 1 mo. LIBOR + 0.020% **	2.502	9/17/2021	9,991,020
	TOTAL AGENCY BOND (Cost - $9,991,642)

	CORPORATE BONDS - 64.9%
	ADVERTISING - 0.1%
1,000,000	Lamar Media Corp.	5.000	5/1/2023	1,020,950
200,000	Lamar Media Corp.	5.750	2/1/2026	211,690
600,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.625	2/15/2024	618,750
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.875	3/15/2025	309,636
				2,161,026
	AEROSPACE/DEFENSE - 2.2%
400,000	Arconic, Inc.	5.125	10/1/2024	426,802
600,000	Arconic, Inc.	5.400	4/15/2021	621,987
200,000	Arconic, Inc.	5.870	2/23/2022	214,019
628,000	Arconic, Inc.	6.150	8/15/2020	648,491
10,000,000	Boeing, Co.	2.300	8/1/2021	9,994,148
10,000,000	Boeing, Co.	2.950	2/1/2030	10,039,077
5,000,000	Boeing, Co.	3.750	2/1/2050	5,042,328
200,000	Bombardier, Inc. - 144A	5.750	3/15/2022	205,250
600,000	Bombardier, Inc. - 144A	6.000	10/15/2022	602,250
500,000	Bombardier, Inc. - 144A	6.125	1/15/2023	508,750
500,000	Bombardier, Inc. - 144A	7.500	12/1/2024	516,725
500,000	Bombardier, Inc. - 144A	7.500	3/15/2025	510,313
700,000	Bombardier, Inc. - 144A	7.875	4/15/2027	710,500
400,000	Bombardier, Inc. - 144A	8.750	12/1/2021	437,500
26,094,000	General Dynamics Corp., 3 mo. LIBOR + 0.290% **	2.825	5/11/2020	26,138,985
700,000	TransDigm, Inc.	6.000	7/15/2022	708,960
2,600,000	TransDigm, Inc. - 144A	6.250	3/15/2026	2,733,250
300,000	TransDigm, Inc.	6.375	6/15/2026	306,660
300,000	TransDigm, Inc.	6.500	7/15/2024	309,375
300,000	TransDigm, Inc.	6.500	5/15/2025	310,125
300,000	TransDigm, Inc.	6.875	5/15/2026	306,750
300,000	Triumph Group, Inc.	7.750	8/15/2025	301,500
15,000,000	United Technologies Corp.	1.500	11/1/2019	14,959,644
22,118,000	United Technologies Corp., 3 mo. LIBOR + 0.650% **	3.175	8/16/2021	22,124,279
				98,677,668
	AGRICULTURE - 0.6%
19,838,000	Altria Group, Inc.	9.250	8/6/2019	19,852,539
600,000	JBS Investments II GmbH - 144A (a)	7.000	1/15/2026	643,800
5,640,000	Philip Morris International, Inc., 3 mo. LIBOR + 0.420% ** (a)	2.942	2/21/2020	5,650,057
400,000	Vector Group Ltd. - 144A	6.125	2/1/2025	381,028
				26,527,424
	AIRLINES - 0.6%
500,000	Air Canada - 144A	7.750	4/15/2021	538,560
27,054,000	Deltra Air Lines, Inc.	2.875	3/13/2020	27,062,528
				27,601,088
	APPAREL - 0.0%
400,000	Hanesbrands, Inc. - 144A	4.625	5/15/2024	417,084
300,000	Hanesbrands, Inc. - 144A	4.875	5/15/2026	315,000
				732,084
	AUTO MANUFACTURERS - 3.9%
700,000	Allison Transmission, Inc. - 144A	5.000	10/1/2024	713,790
400,000	Allison Transmission, Inc. - 144A	5.875	6/1/2029	426,000
27,500,000	American Honda Finance Corp., 3 mo. LIBOR + 0.350% **	2.714	6/11/2021	27,555,034
27,500,000	BMW US Capital LLC, 3 mo. LIBOR + 0.410% - 144A **	2.750	4/12/2021	27,548,899
9,750,000	BMW US Capital LLC, 3 mo. LIBOR + 0.500% - 144A **	3.035	8/13/2021	9,778,526
10,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.390% - 144A **	2.955	5/4/2020	10,011,081
10,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.630% - 144A **	2.933	1/6/2020	10,020,303
600,000	Fiat Chrysler Automobiles NV	5.250	4/15/2023	631,500
9,500,000	Ford Motor Credit Co. LLC, 3 mo. LIBOR + 1.000% **	3.311	1/9/2020	9,515,007
20,971,000	General Motors Financial Co., Inc.	3.200	7/13/2020	21,060,155
15,660,000	General Motors Financial Co., Inc., 3 mo. LIBOR + 0.930% **	3.233	4/13/2020	15,703,018
200,000	Jaguar Land Rover Automotive PLC - 144A (a)	5.625	2/1/2023	196,750
500,000	Navistar International Corp. - 144A	6.625	11/1/2025	515,625
18,000,000	Nissan Motor Acceptance Corp., 3 mo. LIBOR + 0.520% - 144A **	2.969	9/13/2019	18,010,791
1,100,000	Tesla, Inc. - 144A (a)	5.300	8/15/2025	970,750
25,000,000	Toyota Motor Credit Corp., 3 mo. LIBOR + 0.150% **	2.461	10/9/2020	25,010,918
				177,668,147

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.9% (continued)
	AUTO PARTS & EQUIPMENT - 0.1%
300,000	Adient Global Holding Ltd. - 144A (a)	4.875	8/15/2026	$231,000
600,000	Adient US LLC - 144A	7.000	5/15/2026	610,500
300,000	American Axle & Manufacturing, Inc. (a)	6.250	4/1/2025	301,875
300,000	American Axle & Manufacturing, Inc. (a)	6.500	4/1/2027	301,125
200,000	Dana Financing Luxembourg Sarl - 144A	5.750	4/15/2025	203,500
300,000	Dana, Inc.	5.500	12/15/2024	303,000
400,000	Goodyear Tire & Rubber Co. (a)	4.875	3/15/2027	380,860
500,000	Goodyear Tire & Rubber Co. (a)	5.000	5/31/2026	500,700
300,000	Goodyear Tire & Rubber Co. (a)	5.125	11/15/2023	304,875
500,000	Panter BF Aggregator 2 LP / Panter Finance Co., Inc. - 144A	6.250	5/15/2026	518,600
900,000	Panter BF Aggregator 2 LP / Panter Finance Co., Inc. - 144A	8.500	5/15/2027	916,875
				4,572,910
	BANKS - 20.8%
25,875,000	Australia & New Zealand Banking Group Ltd., 3 mo. LIBOR + 0.460% - 144A **	2.985	5/17/2021	25,966,513
10,000,000	Australia & New Zealand Banking Group Ltd., 3 mo. LIBOR + 0.320% - 144A **	2.640	7/2/2020	10,017,276
20,000,000	BB&T Corp.	2.500	8/1/2024	19,987,149
22,045,000	BB&T Corp., 3 mo. LIBOR + 0.570% **	2.980	6/15/2020	22,117,230
5,000,000	Bank of America Corp., 3 mo. LIBOR + 0.660% **	2.938	7/21/2021	5,017,305
100,000,000	Bank of America NA, 3 mo. LIBOR + 0.320% **	2.587	7/26/2021	100,060,781
20,000,000	Bank of New York Mellon, 3 mo. LIBOR + 0.280% **	2.783	6/4/2021	20,019,106
25,000,000	Bank of New York Mellon, 3 mo. LIBOR + 0.300% **	2.802	12/4/2020	25,025,995
25,000,000	Bank of New York Mellon Corp., 3 mo. LIBOR + 0.870% **	3.395	8/17/2020	25,220,926
18,900,000	Bank of New Zealand - 144A	3.500	2/20/2024	19,639,524
25,000,000	Bank of Nova Scotia, 3 mo. LIBOR + 0.290% **	2.593	1/8/2021	25,040,598
12,000,000	BNZ International Funding Ltd. - 144A	2.750	3/2/2021	12,047,482
800,000	CIT Group, Inc. (a)	5.000	8/15/2022	850,000
700,000	CIT Group, Inc. (a)	5.000	8/1/2023	752,500
200,000	CIT Group, Inc. (a)	6.125	3/9/2028	231,000
8,680,000	Capital One NA	1.850	9/13/2019	8,673,165
12,676,000	Capital One NA	2.400	9/5/2019	12,675,943
19,000,000	Citibank NA, SOFR + 0.600% **	2.990	3/13/2021	19,041,336
27,696,000	Citibank NA, 3 mo. LIBOR + 0.570% **	2.829	7/23/2021	27,817,923
20,000,000	Citigroup, Inc., 3 mo. LIBOR + 1.380% **	3.710	3/30/2021	20,330,591
14,860,000	Citizens Bank NA/Providence RI, 3 mo. LIBOR + 0.720% **	3.248	2/14/2022	14,915,948
15,000,000	Commonwealth Bank of Australia, 3 mo. LIBOR + 0.320% - 144A **	2.669	6/25/2020	15,033,427
6,060,000	DNB Bank ASA, 3 mo. LIBOR + 1.070% - 144A **	3.590	6/2/2021	6,136,021
500,000	Deutsche Bank AG	4.296	5/24/2028	464,170
400,000	Deutsche Bank AG/New York NY	4.875	12/1/2032	362,896
400,000	Fifth Third Bancorp, 3 mo. LIBOR + 3.033% ** (a)	5.100	12/29/2049	396,992
30,000,000	Fifth Third Bank/Cincinnati OH, 3 mo. LIBOR + 0.250% **	2.516	10/30/2020	30,021,291
26,159,000	First Tennesse Bank NA	2.950	12/1/2019	26,183,799
477,000	Freedom Mortgage Corp. - 144A	8.250	4/15/2025	418,568
22,300,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 0.730% **	3.041	12/27/2020	22,340,379
1,200,000	Intesa Sanpaolo SpA - 144A	5.017	6/26/2024	1,216,021
41,313,000	JPMorgan Chase & Co., 3 mo. LIBOR + 0.680% **	3.200	6/1/2021	41,452,993
17,500,000	JPMorgan Chase & Co., 3 mo. LIBOR + 1.100% **	3.572	6/7/2021	17,743,009
13,459,000	JPMorgan Chase Bank NA, 3 mo. LIBOR + 0.290% **	2.869	2/1/2021	13,463,941
20,000,000	JPMorgan Chase Bank NA, SOFR + 0.610% **	3.000	2/19/2021	20,014,292
15,000,000	KeyBank NA/Cleveland OH	1.600	8/22/2019	14,992,658
4,800,000	Morgan Stanley, 3 mo. LIBOR + 0.550% **	3.095	2/10/2021	4,805,299
25,000,000	Morgan Stanley, 3 mo. LIBOR + 1.400% **	3.678	4/21/2021	25,448,059
30,000,000	PNC Bank NA, 3 mo. LIBOR + 0.310% **	2.763	6/10/2021	30,035,118
15,000,000	PNC Bank NA, 3 mo. LIBOR + 0.350% **	2.786	3/12/2021	15,021,654
5,815,000	Regions Bank/Birmingham AL, 3 mo. LIBOR + 0.500% **	3.035	8/13/2021	5,815,437
25,000,000	Royal Bank of Canada, 3 mo. LIBOR + 0.390% **	2.656	4/30/2021	25,081,026
25,000,000	State Street Corp., 3 mo. LIBOR + 0.900% **	3.420	8/18/2020	25,214,877
10,000,000	Synchrony Bank, 3 mo. LIBOR + 0.625% **	2.955	3/30/2020	10,012,730
57,750,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.300% **	2.700	7/30/2021	57,750,000
4,000,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.900% **	3.203	7/13/2021	4,055,393
15,000,000	US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.320% **	2.587	4/26/2021	15,030,515
500,000	UniCredit SpA - 144A	5.861	6/19/2032	505,784
700,000	UniCredit SpA - 144A	7.296	4/2/2034	780,093
50,000,000	Wells Fargo & Co., 3 mo. LIBOR + 1.340% **	3.842	3/4/2021	50,808,697
50,000,000	Wells Fargo Bank NA, 3 mo. LIBOR + 0.380% **	2.903	5/21/2021	50,057,335
5,000,000	Westpac Banking Corp., 3 mo. LIBOR + 0.280% **	2.798	5/15/2020	5,010,144
				951,120,909
	BEVERAGES - 1.0%
27,162,000	Anheuser-Busch InBev Worldwide, Inc.	6.875	11/15/2019	27,491,055
16,000,000	Molson Coors Brewing Co.	2.250	3/15/2020	15,971,565
				43,462,620
	BIOTECHNOLOGY - 0.4%
15,970,000	Gilead Sciences, Inc., 3 mo. LIBOR + 0.250% **	2.637	9/20/2019	15,974,462

	BUILDING MATERIALS - 0.2%
500,000	Griffon Corp.	5.250	3/1/2022	500,000
4,795,000	Martin Marietta Materials, Inc., 3 mo. LIBOR + 0.500% **	2.887	12/20/2019	4,798,856
1,000,000	Masonite International Corp. - 144A	5.375	2/1/2028	1,028,290
300,000	Standard Industries, Inc. - 144A	4.750	1/15/2028	297,651
400,000	Standard Industries, Inc. - 144A	5.000	2/15/2027	408,000
400,000	Standard Industries, Inc. - 144A	5.375	11/15/2024	411,496
500,000	Standard Industries, Inc. - 144A	5.500	2/15/2023	513,125
400,000	Standard Industries, Inc. - 144A	6.000	10/15/2025	422,500
				8,379,918

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.9% (continued)
	CHEMICALS - 0.8%
10,218,000	Air Liquide Finance SA - 144A	1.375	9/27/2019	$10,200,616
500,000	Ashland LLC	4.750	8/15/2022	521,350
600,000	Blue Cube Spinco LLC	10.000	10/15/2025	678,750
400,000	CF Industries, Inc.	3.450	6/1/2023	405,500
300,000	Chemours Co.	5.375	5/15/2027	265,500
300,000	Chemours Co.	6.625	5/15/2023	302,439
300,000	Chemours Co.	7.000	5/15/2025	295,010
20,000,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3 mo. LIBOR + 0.750% - 144A **	3.329	5/1/2020	20,043,129
500,000	NOVA Chemicals Corp. - 144A	4.875	6/1/2024	516,975
400,000	NOVA Chemicals Corp. - 144A	5.250	6/1/2027	418,608
400,000	NOVA Chemicals Corp. - 144A	5.250	8/1/2023	408,500
400,000	Olin Corp. (a)	5.000	2/1/2030	390,380
1,000,000	Olin Corp. (a)	5.625	8/1/2029	1,028,750
1,000,000	TPC Group, Inc. - 144A	10.500	8/1/2024	1,060,390
405,000	Tronox, Inc. - 144A	6.500	4/15/2026	389,347
400,000	WR Grace & Co-Conn - 144A	5.125	10/1/2021	416,500
				37,341,744
	COAL - 0.0%
300,000	Peabody Energy Corp. - 144A	6.000	3/31/2022	307,125
300,000	Peabody Energy Corp. - 144A	6.375	3/31/2025	309,750
				616,875
	COMMERICAL SERVICES - 0.4%
300,000	APX Group, Inc. (a)	7.875	12/1/2022	285,750
300,000	APX Group, Inc. (a)	8.750	12/1/2020	286,500
1,500,000	Capital Investment Merger Sub 2 LLC - 144A	10.000	8/1/2024	1,548,750
1,000,000	Herc Holdings, Inc. - 144A	5.500	7/15/2027	1,003,750
400,000	Hertz Corp. - 144A	5.500	10/15/2024	395,000
300,000	Hertz Corp.	6.250	10/15/2022	304,530
1,500,000	Hertz Corp. - 144A	7.125	8/1/2026	1,534,762
300,000	Hertz Corp. - 144A	7.625	6/1/2022	311,361
800,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC - 144A	6.375	8/1/2023	831,000
400,000	Nielsen Co. Luxembourg SARL - 144A (a)	5.000	2/1/2025	388,000
1,200,000	Nielsen Finance LLC / Nielsen Finance Co.	4.500	10/1/2020	1,205,850
1,000,000	Nielsen Finance LLC / Nielsen Finance Co. - 144A	5.000	4/15/2022	1,003,450
300,000	Prime Security Services Borrower LLC / Prime Finance, Inc. - 144A	5.250	4/15/2024	306,756
400,000	Prime Security Services Borrower LLC / Prime Finance, Inc. - 144A	5.750	4/15/2026	418,000
500,000	Prime Security Services Borrower LLC / Prime Finance, Inc. - 144A	9.250	5/15/2023	526,250
500,000	Refinitiv US Holdings, Inc. - 144A	6.250	5/15/2026	538,750
700,000	Refinitiv US Holdings, Inc. - 144A	8.250	11/15/2026	776,300
200,000	Service Corp International/US	4.625	12/15/2027	205,750
1,200,000	Service Corp International/US	5.375	5/15/2024	1,234,584
300,000	ServiceMaster Co. LLC - 144A	5.125	11/15/2024	311,163
300,000	United Rentals North America, Inc.	4.625	10/15/2025	305,250
723,000	United Rentals North America, Inc.	4.875	1/15/2028	739,188
600,000	United Rentals North America, Inc.	5.500	5/15/2027	632,250
300,000	United Rentals North America, Inc.	5.500	7/15/2025	312,750
200,000	United Rentals North America, Inc.	5.875	9/15/2026	213,500
400,000	United Rentals North America, Inc.	6.500	12/15/2026	435,880
700,000	Verscend Escrow Corp. - 144A	9.750	8/15/2026	748,846
				16,803,920
	COMPUTERS - 3.2%
55,000,000	Apple, Inc., 3 mo. LIBOR + 0.250% **	2.812	2/7/2020	55,072,893
800,000	Banff Merger Sub, Inc. - 144A	9.750	9/1/2026	716,000
1,600,000	Dell International LLC / EMC Corp. - 144A	5.875	6/15/2021	1,628,213
600,000	Dell International LLC / EMC Corp. - 144A	7.125	6/15/2024	634,506
800,000	EMC Corp. (a)	3.375	6/1/2023	790,161
600,000	Exela Intermediate LLC / Exela Finance, Inc. - 144A (a)	10.000	7/15/2023	493,620
300,000	Harland Clarke Holdings Corp. - 144A (a)	8.375	8/15/2022	255,000
400,000	Harland Clarke Holdings Corp. - 144A (a)	9.250	3/1/2021	385,000
48,000,000	International Business Machines Corp., 3 mo. LIBOR + 0.400% **	2.935	5/13/2021	48,207,922
30,000,000	IBM Credit LLC, 3 mo. LIBOR + 0.470% **	2.994	11/30/2020	30,155,306
200,000	Leidos Holdings, Inc.	4.450	12/1/2020	203,376
500,000	MTS Systems Corp. - 144A	5.750	8/15/2027	515,000
300,000	NCR Corp.	5.000	7/15/2022	302,535
400,000	NCR Corp.	6.375	12/15/2023	411,808
2,000,000	NetApp, Inc.	2.000	9/27/2019	1,998,273
1,000,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. - 144A	6.750	6/1/2025	1,036,250
1,200,000	Western Digital Corp.	4.750	2/15/2026	1,189,500
				143,995,363
	COSMETICS/PERSONAL CARE - 0.1%
500,000	Avon International Operations, Inc. - 144A	6.500	8/15/2022	510,625
200,000	Avon Products, Inc.	7.000	3/15/2023	202,300
500,000	Edgewell Personal Care Co.	4.700	5/19/2021	509,475
300,000	Edgewell Personal Care Co.	4.700	5/24/2022	306,375
1,200,000	First Quality Finance Co., Inc. - 144A	4.625	5/15/2021	1,201,500
				2,730,275

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.9% (continued)
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
2,000,000	AIG Global Funding - 144A (a)	1.950	10/18/2019	$1,998,599
500,000	Ally Financial, Inc. (a)	3.875	5/21/2024	517,500
300,000	Ally Financial, Inc. (a)	4.125	2/13/2022	309,660
400,000	Ally Financial, Inc. (a)	4.250	4/15/2021	407,808
200,000	Ally Financial, Inc. (a)	4.625	3/30/2025	214,190
300,000	Ally Financial, Inc. (a)	5.125	9/30/2024	329,250
800,000	Ally Financial, Inc. (a)	5.750	11/20/2025	896,000
8,000,000	American Express Co., 3 mo. LIBOR + 0.330% **	2.596	10/30/2020	8,013,650
16,600,000	CDP Financial, Inc. - 144A	4.400	11/25/2019	16,708,004
13,012,000	Capital One Financial Corp.	2.500	5/12/2020	13,010,105
1,000,000	Global Aircraft Leasing Co. Ltd. - 144A	6.500	9/15/2024	998,100
200,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. - 144A	7.250	8/15/2024	198,500
300,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. - 144A	5.250	3/15/2022	308,250
400,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. - 144A	5.250	10/1/2025	411,000
300,000	Nationstar Mortgage Holdings, Inc. - 144A	8.125	7/15/2023	312,375
200,000	Nationstar Mortgage Holdings, Inc. - 144A	9.125	7/15/2026	209,750
300,000	Navient Corp.	5.500	1/25/2023	311,535
200,000	Navient Corp.	5.875	10/25/2024	206,000
500,000	Navient Corp.	6.125	3/25/2024	528,180
300,000	Navient Corp.	6.500	6/15/2022	320,160
300,000	Navient Corp.	6.750	6/15/2026	313,125
200,000	Navient Corp.	6.750	6/25/2025	209,500
200,000	Navient Corp.	7.250	1/25/2022	218,250
200,000	Navient Corp.	7.250	9/25/2023	219,000
600,000	Quicken Loans, Inc. - 144A	5.250	1/15/2028	609,750
600,000	Quicken Loans, Inc. - 144A	5.750	5/1/2025	622,572
200,000	Springleaf Finance Corp.	5.625	3/15/2023	214,500
1,600,000	Springleaf Finance Corp.	6.125	3/15/2024	1,737,500
300,000	Springleaf Finance Corp.	6.125	5/15/2022	323,250
400,000	Springleaf Finance Corp.	6.625	1/5/2028	434,000
500,000	Springleaf Finance Corp.	6.875	3/15/2025	560,540
800,000	Springleaf Finance Corp.	7.125	3/15/2026	900,000
200,000	Springleaf Finance Corp.	7.750	10/1/2021	219,270
200,000	Springleaf Finance Corp.	8.250	12/15/2020	213,812
				53,003,685
	ELECTRIC - 2.9%
200,000	AES Corp.	6.000	5/15/2026	214,060
600,000	AES Corp.	4.000	3/15/2021	610,500
200,000	AES Corp.	4.500	3/15/2023	205,500
200,000	AES Corp.	5.125	9/1/2027	212,220
700,000	Calpine Corp. - 144A (a)	5.250	6/1/2026	709,639
500,000	Calpine Corp. (a)	5.375	1/15/2023	499,675
300,000	Calpine Corp. (a)	5.500	2/1/2024	301,125
400,000	Calpine Corp. (a)	5.750	1/15/2025	399,380
300,000	Clearway Energy Operating LLC - 144A	5.750	10/15/2025	312,285
22,850,000	DTE Energy Co.	1.500	10/1/2019	22,819,445
11,138,000	Dominion Energy, Inc.	1.600	8/15/2019	11,133,749
8,600,000	Dominion Energy, Inc.	5.200	8/15/2019	8,608,983
5,000,000	Mississippi Power Co., 3 mo. LIBOR + 0.650% **	2.961	3/27/2020	5,001,538
500,000	NRG Energy, Inc. - 144A	5.250	6/15/2029	528,125
600,000	NRG Energy, Inc.	5.750	1/15/2028	641,250
491,000	NRG Energy, Inc.	6.625	1/15/2027	525,341
700,000	NRG Energy, Inc.	7.250	5/15/2026	758,359
20,000,000	NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.315% **	2.835	9/3/2019	20,003,644
500,000	NextEra Energy Operating Partners LP - 144A	4.250	7/15/2024	508,125
300,000	NextEra Energy Operating Partners LP - 144A	4.250	9/15/2024	304,125
400,000	NextEra Energy Operating Partners LP - 144A	4.500	9/15/2027	403,384
20,000,000	Sempra Energy, 3 mo. LIBOR + 0.500% **	2.803	1/15/2021	19,968,242
20,000,000	Sempra Energy, 3 mo. LIBOR + 0.450% **	2.860	3/15/2021	19,956,088
12,493,000	Southern Power Co., 3 mo. LIBOR + 0.550% - 144A **	2.937	12/20/2020	12,494,311
400,000	Talen Energy Supply LLC (a)	6.500	6/1/2025	324,000
500,000	Talen Energy Supply LLC - 144A (a)	7.250	5/15/2027	494,810
300,000	Talen Energy Supply LLC - 144A (a)	10.500	1/15/2026	282,750
700,000	Vistra Energy Corp.	5.875	6/1/2023	718,375
1,000,000	Vistra Operations Co. LLC - 144A	5.000	7/31/2027	1,026,250
300,000	Vistra Operations Co. LLC - 144A	5.500	9/1/2026	315,000
900,000	Vistra Operations Co. LLC - 144A	5.625	2/15/2027	952,875
				131,233,153
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
300,000	Energizer Holdings, Inc. - 144A (a)	5.500	6/15/2025	305,344
300,000	Energizer Holdings, Inc. - 144A (a)	6.375	7/15/2026	313,500
300,000	Energizer Holdings, Inc. - 144A (a)	7.750	1/15/2027	326,463
5,750,000	Molex Electronic Technologies LLC - 144A	2.878	4/15/2020	5,751,477
				6,696,784
	ELECTRONICS - 0.2%
300,000	ADT Security Corp.	3.500	7/15/2022	299,250
300,000	ADT Security Corp.	4.125	6/15/2023	302,250
300,000	ADT Security Corp.	6.250	10/15/2021	320,259
5,610,000	Avnet, Inc.	5.875	6/15/2020	5,764,446
500,000	Sensata Technologies BV - 144A	4.875	10/15/2023	521,725
300,000	Sensata Technologies BV - 144A	5.000	10/1/2025	317,244
				7,525,174
	ENERGY-ALTERNATE SOURCES - 0.0%
400,000	TerraForm Power Operating LLC - 144A	5.000	1/31/2028	406,500

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.9% (continued)
	ENGINEERING & CONSTRUCTION - 0.0%
600,000	AECOM	5.125	3/15/2027	$631,500
400,000	AECOM	5.875	10/15/2024	433,500
600,000	Brand Industrial Services, Inc. - 144A	8.500	7/15/2025	528,000
				1,593,000
	ENTERTAINMENT - 0.2%
400,000	AMC Entertainment Holdings, Inc. (a)	5.750	6/15/2025	379,371
400,000	AMC Entertainment Holdings, Inc. (a)	5.875	11/15/2026	365,000
1,000,000	Caesars Resort Collection LLC / CRC Finco, Inc. - 144A	5.250	10/15/2025	1,000,300
500,000	Cedar Fair LP - 144A	5.250	7/15/2029	519,375
400,000	Churchill Downs, Inc. - 144A	4.750	1/15/2028	402,500
200,000	Churchill Downs, Inc. - 144A	5.500	4/1/2027	210,063
350,000	Cinemark USA, Inc.	4.875	6/1/2023	355,730
300,000	Eldorado Resorts, Inc.	6.000	4/1/2025	317,625
400,000	Eldorado Resorts, Inc.	6.000	9/15/2026	433,848
500,000	International Game Technology PLC - 144A	6.250	1/15/2027	544,375
400,000	International Game Technology PLC - 144A	6.250	2/15/2022	423,000
300,000	International Game Technology PLC - 144A	6.500	2/15/2025	330,000
300,000	Lions Gate Capital Holdings LLC - 144A	5.875	11/1/2024	314,250
300,000	Lions Gate Capital Holdings LLC - 144A	6.375	2/1/2024	317,250
446,000	Scientific Games International, Inc.	10.000	12/1/2022	466,636
400,000	Scientific Games International, Inc. - 144A	5.000	10/15/2025	410,000
600,000	Scientific Games International, Inc. - 144A	8.250	3/15/2026	643,668
500,000	Six Flags Entertainment Corp. - 144A	4.875	7/31/2024	512,500
200,000	Six Flags Entertainment Corp. - 144A	5.500	4/15/2027	211,000
500,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC - 144A	7.000	7/15/2026	528,125
				8,684,616
	ENVIRONMENTAL CONTROL - 0.1%
600,000	Covanta Holding Corp.	5.875	3/1/2024	618,000
200,000	Covanta Holding Corp.	6.000	1/1/2027	207,500
750,000	GFL Environment, Inc. - 144A	8.500	5/1/2027	823,125
400,000	Hulk Finance Corp. - 144A	7.000	6/1/2026	414,000
				2,062,625
	FOOD - 3.0%
347,000	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC	5.750	3/15/2025	355,675
500,000	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC	6.625	6/15/2024	523,750
400,000	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC - 144A	7.500	3/15/2026	442,750
400,000	B&G Foods, Inc. (a)	5.250	4/1/2025	399,500
15,000,000	Campbell Soup Co., 3 mo. LIBOR + 0.500% **	2.910	3/16/2020	15,008,890
27,810,000	Danone SA - 144A	1.691	10/30/2019	27,752,317
10,000,000	Ingredion, Inc.	4.625	11/1/2020	10,264,702
1,200,000	JBS Investments GmbH - 144A	6.250	2/5/2023	1,225,512
300,000	JBS Investments GmbH - 144A	7.250	4/3/2024	312,000
900,000	JBS USA LUX SA / JBS USA Finance, Inc. - 144A	5.750	6/15/2025	932,625
350,000	JBS USA LUX SA / JBS USA Finance, Inc. - 144A	5.875	7/15/2024	360,500
400,000	JBS USA LUX SA / JBS USA Finance, Inc. - 144A	6.750	2/15/2028	432,700
1,000,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc. - 144A	5.500	1/15/2030	1,002,000
500,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc. - 144A	6.500	4/15/2029	538,125
10,000,000	Kellogg Co.	4.150	11/15/2019	10,042,990
300,000	Lamb Weston Holdings, Inc. - 144A	4.625	11/1/2024	313,431
200,000	Lamb Weston Holdings, Inc. - 144A	4.875	11/1/2026	208,500
17,000,000	Mars, Inc. - 144A	2.700	4/1/2025	17,309,320
20,000,000	Mondelez International, Inc.	3.000	5/7/2020	20,073,017
300,000	Pilgrim's Pride Corp. - 144A	5.750	3/15/2025	310,500
600,000	Pilgrim's Pride Corp. - 144A	5.875	9/30/2027	632,250
1,000,000	Post Holdings, Inc. - 144A	5.000	8/15/2026	1,025,000
300,000	Post Holdings, Inc. - 144A	5.500	3/1/2025	313,125
1,000,000	Post Holdings, Inc. - 144A	5.500	12/15/2029	1,015,000
500,000	Post Holdings, Inc. - 144A	5.625	1/15/2028	516,250
300,000	Post Holdings, Inc. - 144A	5.750	3/1/2027	312,375
10,000,000	Tyson Foods, Inc.	2.650	8/15/2019	10,000,709
16,885,000	Tyson Foods, Inc., 3 mo. LIBOR + 0.450% **	2.972	8/21/2020	16,880,321
				138,503,834
	FOOD SERVICE - 0.0%
700,000	Aramark Services, Inc. - 144A	5.000	2/1/2028	731,500
200,000	Aramark Services, Inc. - 144A	5.000	4/1/2025	206,460
300,000	Aramark Services, Inc.	5.125	1/15/2024	308,364
				1,246,324
	GAS - 0.4%
500,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500	5/20/2025	527,500
200,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625	5/20/2024	213,250
200,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750	5/20/2027	211,000
300,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875	8/20/2026	319,500
15,000,000	WGL Holding,s Inc., 3 mo. LIBOR + 0.400% **	2.925	11/29/2019	14,991,056
				16,262,306
	HAND/MACHINE TOOLS - 0.0%
200,000	Colfax Corp. - 144A	6.000	2/15/2024	212,563
300,000	Colfax Corp. - 144A	6.375	2/15/2026	321,471
				534,034

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.9% (continued)
	HEALTHCARE-PRODUCTS - 0.4%
1,100,000	Avantor, Inc. - 144A	6.000	10/1/2024	$1,179,761
400,000	Avantor, Inc. - 144A	9.000	10/1/2025	444,252
600,000	Hologic, Inc.- 144A	4.375	10/15/2025	605,544
16,105,000	Medtronic, Inc., 3 mo. LIBOR + 0.800% **	3.210	3/15/2020	16,177,047
500,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA - 144A	6.625	5/15/2022	490,000
400,000	Teleflex, Inc.	4.625	11/15/2027	416,860
				19,313,464
	HEALTHCARE-SERVICES - 0.7%
200,000	Acadia Healthcare Co., Inc.	5.625	2/15/2023	202,572
400,000	CHS/Community Health Systems, Inc. (a)	5.125	8/1/2021	397,500
1,100,000	CHS/Community Health Systems, Inc. (a)	6.250	3/31/2023	1,057,375
1,200,000	CHS/Community Health Systems, Inc. (a)	6.875	2/1/2022	828,000
600,000	CHS/Community Health Systems, Inc. - 144A (a)	8.000	3/15/2026	576,750
600,000	CHS/Community Health Systems, Inc. - 144A (a)	8.125	6/30/2024	459,000
700,000	CHS/Community Health Systems, Inc. - 144A (a)	8.625	1/15/2024	701,750
900,000	CHS/Community Health Systems, Inc. - 144A (a)	11.000	6/30/2023	762,750
750,000	Catalent Pharma Solutions, Inc. - 144A	5.000	7/15/2027	772,500
913,000	Centene Corp.	4.750	1/15/2025	941,531
1,100,000	Centene Corp. - 144A	5.375	6/1/2026	1,164,625
1,200,000	Centene Corp.	6.125	2/15/2024	1,258,500
900,000	DaVita, Inc.	5.000	5/1/2025	885,393
800,000	DaVita, Inc.	5.125	7/15/2024	801,216
1,282,000	Encompass Health Corp.	5.750	11/1/2024	1,301,256
400,000	Envision Healthcare Corp. - 144A (a)	8.750	10/15/2026	279,000
400,000	HCA Healthcare, Inc.	6.250	2/15/2021	420,144
1,400,000	HCA, Inc.	5.375	2/1/2025	1,517,544
400,000	HCA, Inc.	5.375	9/1/2026	434,000
600,000	HCA, Inc.	5.625	9/1/2028	663,120
800,000	HCA, Inc.	5.875	5/1/2023	878,000
400,000	HCA, Inc.	5.875	2/1/2029	447,000
800,000	HCA, Inc.	5.875	2/15/2026	892,000
700,000	HCA, Inc.	7.500	2/15/2022	776,790
400,000	MEDNAX, Inc. - 144A	5.250	12/1/2023	400,308
600,000	MEDNAX, Inc. - 144A	6.250	1/15/2027	596,111
700,000	MPH Acquisition Holdings LLC - 144A	7.125	6/1/2024	682,472
337,000	Molina Healthcare, Inc.	5.375	11/15/2022	353,115
700,000	RegionalCare Hospital Partners Holdings, Inc. - 144A	8.250	5/1/2023	745,728
500,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. - 144A	9.750	12/1/2026	531,875
2,000,000	Select Medical Corp. - 144A	6.250	8/15/2026	2,035,000
200,000	Tenet Healthcare Corp. (a)	4.375	10/1/2021	204,750
400,000	Tenet Healthcare Corp. (a)	4.500	4/1/2021	410,000
500,000	Tenet Healthcare Corp. (a)	4.625	7/15/2024	510,375
900,000	Tenet Healthcare Corp. (a)	5.125	5/1/2025	899,064
800,000	Tenet Healthcare Corp. - 144A (a)	6.250	2/1/2027	831,400
900,000	Tenet Healthcare Corp. (a)	6.750	6/15/2023	927,000
300,000	Tenet Healthcare Corp. (a)	7.000	8/1/2025	300,375
1,100,000	Tenet Healthcare Corp. (a)	8.125	4/1/2022	1,179,750
400,000	WellCare Health Plans, Inc.	5.250	4/1/2025	416,584
400,000	WellCare Health Plans, Inc. - 144A	5.375	8/15/2026	424,052
				29,866,275
	HOME BUILDERS - 0.2%
500,000	Beazer Homes USA, Inc.	8.750	3/15/2022	519,785
200,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. - 144A	6.125	7/1/2022	202,524
300,000	K Hovnanian Enterprises, Inc. - 144A	10.000	7/15/2022	257,250
300,000	KB Home	7.000	12/15/2021	323,625
400,000	Lennar Corp.	4.125	1/15/2022	410,000
200,000	Lennar Corp.	4.500	4/30/2024	209,100
400,000	Lennar Corp.	4.750	4/1/2021	410,000
200,000	Lennar Corp.	4.750	5/30/2025	210,000
200,000	Lennar Corp.	4.750	11/15/2022	207,774
300,000	Lennar Corp.	4.750	11/29/2027	316,500
200,000	Meritage Homes Corp.	6.000	6/1/2025	218,500
400,000	PulteGroup, Inc.	5.000	1/15/2027	423,000
200,000	PulteGroup, Inc.	5.500	3/1/2026	216,250
1,000,000	Taylor Morrison Communities, Inc. - 144A	5.750	1/15/2028	1,038,830
2,000,000	Taylor Morrison Communities, Inc. - 144A	5.875	6/15/2027	2,100,000
400,000	Taylor Morrison Communities, Inc.	6.625	5/15/2022	414,000
300,000	Toll Brothers Finance Corp.	4.375	4/15/2023	311,250
300,000	Toll Brothers Finance Corp.	4.875	3/15/2027	318,210
300,000	Toll Brothers Finance Corp.	5.875	2/15/2022	319,875
200,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.	5.875	6/15/2024	209,000
300,000	William Lyon Homes, Inc.	5.875	1/31/2025	301,500
2,000,000	William Lyon Homes, Inc. - 144A	6.625	7/15/2027	2,000,000
				10,936,973
	HOME FURNISHINGS - 0.0%
200,000	Tempur Sealy International, Inc.	5.500	6/15/2026	210,502
200,000	Tempur Sealy International, Inc.	5.625	10/15/2023	206,020
				416,522
	HOUSEHOLD PRODUCTS/WARES - 0.1%
500,000	Kronos Acquisitions Holdings, Inc. -144A	9.000	8/15/2023	432,500
900,000	Prestige Brands, Inc. - 144A (a)	5.375	12/15/2021	907,875
400,000	Prestige Brands, Inc. - 144A (a)	6.375	3/1/2024	417,380
300,000	Spectrum Brands, Inc.	5.750	7/15/2025	312,285
				2,070,040

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.9% (continued)
	INSURANCE - 4.5%
400,000	Acrisure LLC / Acrisure Finance, Inc. - 144A	7.000	11/15/2025	$369,000
500,000	Acrisure LLC / Acrisure Finance, Inc. - 144A	8.125	2/15/2024	534,737
500,000	Genworth Holdings, Inc.	7.625	9/24/2021	520,000
513,000	HUB International Ltd. - 144A	7.000	5/1/2026	522,937
98,250,000	Jackson National Life Global Funding, SOFR + 0.500% - 144A **	2.900	5/27/2021	98,345,977
10,000,000	MassMutual Global Funding II - 144A	2.250	7/1/2022	9,976,613
25,000,000	MassMutual Global Funding II, 3 mo. LIBOR + 0.125% - 144A **	2.627	3/4/2021	24,978,682
47,250,000	Metropolitan Life Global Funding I, SOFR + 0.500% - 144A **	2.900	5/28/2021	47,303,906
7,000,000	Metropolitan Life Global Funding I, 3 mo. LIBOR + 0.220% - 144A **	2.639	9/19/2019	7,003,675
5,615,000	Metropolitan Life Global Funding I, SOFR + 0.570% - 144A **	2.960	9/7/2020	5,634,877
7,000,000	New York Life Global Funding, 3 mo. LIBOR + 0.280% - 144A **	2.536	1/28/2021	7,010,688
4,000,000	Radian Group, Inc.	4.875	3/15/2027	4,020,000
300,000	Voya Financial, Inc., 3 mo. LIBOR + 3.580% ** (a)	5.650	5/15/2053	316,914
				206,538,006
	INTERNET - 0.2%
300,000	Match Group, Inc. - 144A	5.000	12/15/2027	316,125
300,000	Netflix, Inc. (a)	4.375	11/15/2026	303,750
700,000	Netflix, Inc. (a)	4.875	4/15/2028	724,938
200,000	Netflix, Inc. (a)	5.375	2/1/2021	207,006
250,000	Netflix, Inc. - 144A (a)	5.375	11/15/2029	263,750
500,000	Netflix, Inc. (a)	5.500	2/15/2022	531,725
1,000,000	Netflix, Inc. (a)	5.875	11/15/2028	1,100,000
363,000	Netflix, Inc. (a)	5.875	2/15/2025	396,077
300,000	Netflix, Inc. - 144A (a)	6.375	5/15/2029	336,660
400,000	Symantec Corp. - 144A	5.000	4/15/2025	408,295
2,500,000	Uber Technologies, Inc. - 144A	8.000	11/1/2026	2,650,000
600,000	VeriSign, Inc.	4.625	5/1/2023	608,412
300,000	VeriSign, Inc.	4.750	7/15/2027	316,704
1,100,000	Zayo Group LLC / Zayo Capital, Inc. - 144A	5.750	1/15/2027	1,119,250
317,000	Zayo Group LLC / Zayo Capital, Inc.	6.375	5/15/2025	326,161
				9,608,853
	INVESTMENT COMPANIES - 0.1%
1,223,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.875	2/1/2022	1,239,816
800,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.250	2/1/2022	824,096
1,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. - 144A	6.250	5/15/2026	1,035,000
400,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.375	12/15/2025	419,000
300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.750	2/1/2024	314,625
				3,832,537
	IRON/STEEL - 0.1%
400,000	Allegheny Technologies, Inc.	5.950	1/15/2021	411,500
300,000	Allegheny Technologies, Inc.	7.875	8/15/2023	324,375
416,000	Cleveland-Cliffs, Inc. (a)	5.750	3/1/2025	423,488
500,000	Cleveland-Cliffs, Inc. - 144A (a)	5.875	6/1/2027	503,750
600,000	Steel Dynamics, Inc.	5.125	10/1/2021	602,250
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	510,625
400,000	Steel Dynamics, Inc.	5.500	10/1/2024	413,884
300,000	United States Steel Corp. (a)	6.250	3/15/2026	274,875
400,000	United States Steel Corp. (a)	6.875	8/15/2025	391,000
				3,855,747
	LEISURE TIME - 0.0%
300,000	Sabre GLBL, Inc. - 144A	5.250	11/15/2023	309,456
200,000	Sabre GLBL, Inc. - 144A	5.375	4/15/2023	205,518
400,000	VOC Escrow Ltd. - 144A	5.000	2/15/2028	409,500
500,000	Viking Cruises Ltd. - 144A	5.875	9/15/2027	518,750
				1,443,224
	LODGING - 0.4%
300,000	Boyd Gaming Corp.	6.000	8/15/2026	314,625
300,000	Boyd Gaming Corp.	6.375	4/1/2026	317,625
200,000	Boyd Gaming Corp.	6.875	5/15/2023	207,500
400,000	Diamond Resorts International, Inc. - 144A (a)	10.750	9/1/2024	391,000
200,000	Diamond Resorts International, Inc. - 144A (a)	7.750	9/1/2023	204,272
800,000	Hilton Domestic Operating Co., Inc.	4.250	9/1/2024	812,160
1,000,000	Hilton Domestic Operating Co., Inc. - 144A	4.875	1/15/2030	1,030,000
700,000	Hilton Domestic Operating Co., Inc.	5.125	5/1/2026	728,952
300,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.625	4/1/2025	308,250
300,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.875	4/1/2027	312,000
900,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. - 144A	6.750	11/15/2021	922,068
300,000	MGM Resorts International	4.625	9/1/2026	309,000
500,000	MGM Resorts International	5.500	4/15/2027	531,395
600,000	MGM Resorts International	5.750	6/15/2025	651,570
700,000	MGM Resorts International	6.000	3/15/2023	761,250
800,000	MGM Resorts International	6.625	12/15/2021	868,088
500,000	MGM Resorts International	7.750	3/15/2022	559,850
7,000,000	Marriott International, Inc., 3 mo. LIBOR + 0.650% **	3.103	3/8/2021	7,033,767
400,000	Wyndham Destinations, Inc.	4.250	3/1/2022	405,880
200,000	Wyndham Destinations, Inc.	5.750	4/1/2027	213,500
428,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A	5.250	5/15/2027	439,235
1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A	5.500	3/1/2025	1,051,250
				18,373,237
	MACHINERY - CONSTRUCTION & MINING - 0.7%
34,000,000	Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.390% **	2.915	5/17/2021	34,112,656
400,000	Vertiv Group Corp. - 144A	9.250	10/15/2024	379,000
				34,491,656
	MACHINERY-DIVERSIFIED - 0.2%
10,500,000	John Deere Capital Corp., 3 mo. LIBOR + 0.400% **	2.872	6/7/2021	10,533,671

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.9% (continued)
	MEDIA - 2.2%
200,000	AMC Networks, Inc.	4.750	8/1/2025	$204,250
800,000	AMC Networks, Inc.	4.750	12/15/2022	807,760
400,000	AMC Networks, Inc.	5.000	4/1/2024	411,380
850,000	Altice Financing SA - 144A	6.625	2/15/2023	878,688
1,500,000	Altice Financing SA - 144A	7.500	5/15/2026	1,575,000
300,000	Altice Finco SA - 144A	8.125	1/15/2024	311,250
500,000	Altice Luxembourg SA - 144A	10.500	5/15/2027	530,625
700,000	Altice Luxembourg SA - 144A	7.625	2/15/2025	688,653
800,000	Altice Luxembourg SA - 144A	7.750	5/15/2022	819,000
1,200,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.000	2/1/2028	1,234,560
300,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.125	2/15/2023	305,250
200,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.125	5/1/2023	205,280
1,900,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.125	5/1/2027	1,964,125
1,600,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.250	9/30/2022	1,621,000
1,044,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.500	5/1/2026	1,093,590
800,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.750	1/15/2024	819,000
2,200,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.750	2/15/2026	2,323,112
400,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.875	4/1/2024	417,000
400,000	CSC Holdings LLC	5.250	6/1/2024	418,500
300,000	CSC Holdings LLC - 144A	5.375	2/1/2028	313,500
1,000,000	CSC Holdings LLC - 144A	5.500	5/15/2026	1,047,500
700,000	CSC Holdings LLC - 144A	5.500	4/15/2027	735,000
200,000	CSC Holdings LLC - 144A	5.750	1/15/2030	203,250
1,000,000	CSC Holdings LLC - 144A	6.500	2/1/2029	1,104,375
300,000	CSC Holdings LLC - 144A	6.625	10/15/2025	319,500
200,000	CSC Holdings LLC	6.750	11/15/2021	214,500
400,000	CSC Holdings LLC - 144A	7.500	4/1/2028	442,500
200,000	CSC Holdings LLC - 144A	7.750	7/15/2025	215,500
600,000	CSC Holdings LLC - 144A	10.875	10/15/2025	684,567
300,000	Cablevision Systems Corp.	5.875	9/15/2022	319,125
1,200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A	7.500	4/1/2028	1,327,500
800,000	Clear Channel Worldwide Holdings, Inc.	6.500	11/15/2022	820,160
1,000,000	Clear Channel Worldwide Holdings, Inc. - 144A	9.250	2/15/2024	1,087,500
36,499,000	Comcast Corp., 3 mo. LIBOR + 0.330% **	2.649	10/1/2020	36,567,364
600,000	DISH DBS Corp.	5.000	3/15/2023	581,250
1,000,000	DISH DBS Corp.	5.875	7/15/2022	1,014,520
700,000	DISH DBS Corp.	5.875	11/15/2024	653,639
800,000	DISH DBS Corp.	6.750	6/1/2021	834,760
1,000,000	DISH DBS Corp.	7.750	7/1/2026	982,500
3,000,000	Diamond Sports Group LLC / Diamond Sports Finance Co. - 144A	5.375	8/15/2026	3,056,250
400,000	Gray Television, Inc. - 144A	5.875	7/15/2026	416,000
200,000	Gray Television, Inc. - 144A	7.000	5/15/2027	219,250
200,000	iHeart Communications, Inc.	8.375	5/1/2027	211,500
500,000	Meredith Corp.	6.875	2/1/2026	532,500
600,000	Nexstar Broadcasting, Inc. - 144A	5.625	8/1/2024	624,750
1,000,000	Nexstar Broadcasting, Inc.	5.875	11/15/2022	1,026,250
1,000,000	Nexstar Escrow, Inc. - 144A	5.625	7/15/2027	1,041,250
400,000	Quebecor Media, Inc.	5.750	1/15/2023	428,000
600,000	Sinclair Television Group, Inc. - 144A	5.625	8/1/2024	618,570
400,000	Sirius XM Radio, Inc. - 144A	3.875	8/1/2022	406,000
1,000,000	Sirius XM Radio, Inc. - 144A	4.625	7/15/2024	1,031,800
900,000	Sirius XM Radio, Inc. - 144A	5.000	8/1/2027	930,375
300,000	Sirius XM Radio, Inc. - 144A	5.375	4/15/2025	312,750
200,000	Sirius XM Radio, Inc. - 144A	5.375	7/15/2026	209,750
500,000	Sirius XM Radio, Inc. - 144A	5.500	7/1/2029	524,375
2,000,000	Scripps Escrow, Inc. - 144A	5.875	7/15/2027	2,025,380
1,200,000	TEGNA, Inc.	6.375	10/15/2023	1,234,680
10,000,000	TWDC Enterprises 18 Corp., 3 mo. LIBOR + 0.190% **	2.669	6/5/2020	10,013,884
800,000	Telenet Finance Luxembourg Notes Sarl - 144A	5.500	3/1/2028	813,600
1,500,000	Tribune Media Co.	5.875	7/15/2022	1,532,250
200,000	UPC Holding BV - 144A	5.500	1/15/2028	204,500
400,000	UPCB Finance IV Ltd. - 144A	5.375	1/15/2025	412,000
200,000	Unitymedia GMbH - 144A	6.125	1/15/2025	209,000
800,000	Univision Communications, Inc. - 144A	5.125	2/15/2025	783,000
300,000	Univision Communications, Inc. - 144A	5.125	5/15/2023	299,340
300,000	Viacom, Inc., 3 mo. LIBOR + 3.895% **	5.875	2/28/2057	310,956
400,000	Viacom, Inc., 3 mo. LIBOR + 3.899% **	6.250	2/28/2057	423,392
200,000	Videotron Ltd.	5.000	7/15/2022	209,690
600,000	Videotron Ltd. - 144A	5.125	4/15/2027	630,000
650,000	Virgin Media Secured Finance PLC - 144A	5.500	5/15/2029	667,550
200,000	Virgin Media Secured Finance PLC - 144A	5.250	1/15/2026	205,250
200,000	Virgin Media Secured Finance PLC - 144A	5.500	8/15/2026	209,500
1,100,000	Ziggo BV - 144A	5.500	1/15/2027	1,131,625
300,000	Ziggo Bond Co BV - 144A	6.000	1/15/2027	305,700
				99,307,200

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.9% (continued)
	MINING - 0.1%
200,000	Alcoa Nederland Holding BV - 144A	6.125	5/15/2028	$210,750
300,000	Alcoa Nederland Holding BV - 144A	6.750	9/30/2024	315,750
300,000	Alcoa Nederland Holding BV - 144A	7.000	9/30/2026	322,875
300,000	Constellium NV - 144A (a)	5.875	2/15/2026	312,000
300,000	Constellium NV - 144A (a)	6.625	3/1/2025	315,000
200,000	FMG Resources August 2006 Pty Ltd. - 144A (a)	4.750	5/15/2022	204,854
300,000	FMG Resources August 2006 Pty Ltd. - 144A (a)	5.125	3/15/2023	313,125
300,000	FMG Resources August 2006 Pty Ltd. - 144A (a)	5.125	5/15/2024	313,125
600,000	Freeport-McMoRan, Inc.	4.550	11/14/2024	616,620
900,000	Freeport-McMoRan, Inc.	3.550	3/1/2022	904,563
700,000	Freeport-McMoRan, Inc.	3.875	3/15/2023	703,290
800,000	Freeport-McMoRan, Inc.	6.875	2/15/2023	845,000
877,000	Novelis Corp. - 144A	5.875	9/30/2026	910,984
300,000	Novelis Corp. - 144A	6.250	8/15/2024	315,006
				6,602,942
	MISCELLANEOUS MANUFACTURING - 0.3%
12,242,000	General Electric Co.	5.550	5/4/2020	12,500,768
15,900,000	General Electric Co., 3 mo. LIBOR + 0.800% **	3.103	4/15/2020	15,954,377
12,500,000	Textron, Inc., 3 mo. LIBOR + 0.550% **	3.095	11/10/2020	12,500,259
				40,955,404
	OFFICE/BUSINESS EQUIPMENT- 0.1%
200,000	CDW LLC / CDW Finance Corp.	5.000	9/1/2023	203,690
300,000	CDW LLC / CDW Finance Corp.	5.000	9/1/2025	312,938
300,000	CDW LLC / CDW Finance Corp.	5.500	12/1/2024	325,230
400,000	Pitney Bowes, Inc. (a)	3.875	10/1/2021	391,080
300,000	Pitney Bowes, Inc. (a)	4.125	5/15/2022	288,750
400,000	Pitney Bowes, Inc. (a)	4.625	3/15/2024	362,000
300,000	Xerox Corp.	4.125	3/15/2023	302,250
				2,185,938
	OIL & GAS - 1.8%
400,000	Antero Resources Corp. (a)	5.000	3/1/2025	359,928
400,000	Antero Resources Corp. (a)	5.125	12/1/2022	384,000
300,000	Antero Resources Corp. (a)	5.625	6/1/2023	285,000
300,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. - 144A	10.000	4/1/2022	297,750
400,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. - 144A	7.000	11/1/2026	322,000
10,000,000	BP Capital Markets PLC, 3 mo. LIBOR + 0.250% **	2.775	11/24/2020	10,012,800
500,000	CNX Resources Corp.	5.875	4/15/2022	478,925
10,000,000	CNX Resources Corp. - 144A	7.250	3/14/2027	8,625,000
1,200,000	California Resources Corp. - 144A (a)	8.000	12/15/2022	846,000
200,000	Callon Petroleum Co.	6.125	10/1/2024	196,504
300,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. (a)	6.500	4/15/2021	299,250
400,000	Chesapeake Energy Corp. (a)	7.000	10/1/2024	328,500
400,000	Chesapeake Energy Corp. (a)	8.000	1/15/2025	344,000
300,000	Chesapeake Energy Corp. - 144A (a)	8.000	3/15/2026	241,500
900,000	Chesapeake Energy Corp. (a)	8.000	6/15/2027	724,500
28,000,000	Chevron Corp., 3 mo. LIBOR + 0.950% **	3.475	5/16/2021	28,418,627
500,000	Citgo Holding, Inc. - 144A	9.250	8/1/2024	521,875
400,000	CrownRock LP / CrownRock Finance, Inc. - 144A	5.625	10/15/2025	395,500
400,000	Denbury Resources, Inc. - 144A	9.000	5/15/2021	379,000
300,000	Denbury Resources, Inc. - 144A	9.250	3/31/2022	264,750
400,000	Diamond Offshore Drilling, Inc. (a)	7.875	8/15/2025	382,000
1,100,000	Diamondback Energy, Inc.	5.375	5/31/2025	1,157,750
500,000	EP Energy LLC / Everest Acquisition Finance, Inc. - 144A	7.750	5/15/2026	448,500
250,000	Endeavor Energy Resources LP / EER Finance, Inc. - 144A	5.500	1/30/2026	260,000
200,000	Endeavor Energy Resources LP / EER Finance, Inc. - 144A	5.750	1/30/2028	213,000
400,000	Extraction Oil & Gas, Inc. - 144A	5.625	2/1/2026	297,208
400,000	Gulfport Energy Corp.	6.000	10/15/2024	309,960
300,000	Gulfport Energy Corp.	6.375	5/15/2025	231,000
400,000	Hilcorp Energy I LP / Hilcorp Finance Co. - 144A	5.000	12/1/2024	385,000
300,000	Hilcorp Energy I LP / Hilcorp Finance Co. - 144A	5.750	10/1/2025	293,250
200,000	Hilcorp Energy I LP / Hilcorp Finance Co. - 144A	6.250	11/1/2028	195,000
400,000	KCA Deutag UK Finance PLC - 144A (a)	9.875	4/1/2022	279,000
400,000	MEG Energy Corp. - 144A	6.375	1/30/2023	383,500
300,000	MEG Energy Corp. - 144A	6.500	1/15/2025	301,125
400,000	MEG Energy Corp. - 144A	7.000	3/31/2024	383,912
400,000	Matador Resources Co.	5.875	9/15/2026	397,196
2,000,000	Moss Creek Resources Holdings, Inc. - 144A	10.500	5/15/2027	1,775,000
300,000	Moss Creek Resources Holdings, Inc. - 144A	7.500	1/15/2026	236,250
300,000	Murphy Oil Corp.	4.000	6/1/2022	301,500
400,000	Murphy Oil Corp.	4.450	12/1/2022	407,888
200,000	Murphy Oil Corp.	5.750	8/15/2025	206,000
200,000	Murphy Oil Corp.	6.875	8/15/2024	210,544
300,000	Nabors Industries, Inc. (a)	4.625	9/15/2021	295,500
400,000	Nabors Industries, Inc. (a)	5.500	1/15/2023	376,000
400,000	Nabors Industries, Inc. (a)	5.750	2/1/2025	352,000
300,000	Noble Holding International Ltd. - 144A (a)	7.875	2/1/2026	256,875
400,000	Noble Holding International Ltd.	7.950	4/1/2025	297,000
600,000	Oasis Petroleum, Inc., (a)	6.875	3/15/2022	600,210
300,000	PBF Holding Co. LLC / PBF Finance Corp.	7.000	11/15/2023	312,840
200,000	PBF Holding Co. LLC / PBF Finance Corp.	7.250	6/15/2025	210,250
400,000	PDC Energy, Inc.	5.750	5/15/2026	387,684
300,000	Pacific Drilling SA - 144A	8.375	10/1/2023	293,250
300,000	Parsley Energy LLC / Parsley Finance Corp. - 144A	5.250	8/15/2025	303,750
200,000	Parsley Energy LLC / Parsley Finance Corp. - 144A	5.625	10/15/2027	207,500
200,000	Parsley Energy LLC / Parsley Finance Corp. - 144A	6.250	6/1/2024	207,750

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.9% (continued)
	OIL & GAS - 1.8% (continued)
300,000	Parsley Energy LLC / Parsley Finance Corp. - 144A	5.375	1/15/2025	$305,268
300,000	Puma International Financing SA - 144A (a)	5.000	1/24/2026	284,243
400,000	Puma International Financing SA - 144A (a)	5.125	10/6/2024	383,129
300,000	QEP Resources, Inc. (a)	5.250	5/1/2023	274,500
300,000	QEP Resources, Inc. (a)	5.375	10/1/2022	279,375
400,000	QEP Resources, Inc. (a)	5.625	3/1/2026	344,008
300,000	Range Resources Corp. (a)	4.875	5/15/2025	253,500
400,000	Range Resources Corp. (a)	5.000	3/15/2023	353,500
300,000	Range Resources Corp. (a)	5.000	8/15/2022	277,410
200,000	Range Resources Corp. (a)	5.750	6/1/2021	200,000
500,000	Rowan Cos, Inc.	4.875	6/1/2022	459,375
400,000	SESI LLC	7.125	12/15/2021	295,000
405,000	SM Energy Co. (a)	5.625	6/1/2025	353,363
300,000	SM Energy Co. (a)	6.125	11/15/2022	294,750
300,000	SM Energy Co. (a)	6.625	1/15/2027	262,875
400,000	SM Energy Co. (a)	6.750	9/15/2026	362,000
400,000	Seven Generations Energy Ltd. - 144A	5.375	9/30/2025	382,500
200,000	Seven Generations Energy Ltd. - 144A	6.750	5/1/2023	205,000
300,000	Seven Generations Energy Ltd. - 144A	6.875	6/30/2023	308,250
300,000	Southwestern Energy Co. (a)	6.200	1/23/2025	260,250
300,000	Southwestern Energy Co. (a)	7.500	4/1/2026	264,000
300,000	Southwestern Energy Co. (a)	7.750	10/1/2027	264,000
800,000	Sunoco LP / Sunoco Finance Corp.	4.875	1/15/2023	815,760
300,000	Sunoco LP / Sunoco Finance Corp.	5.500	2/15/2026	312,000
300,000	Sunoco LP / Sunoco Finance Corp.	6.000	4/15/2027	316,875
3,000,000	Total Capital International SA	2.218	7/12/2021	3,001,625
267,000	Transocean Guardian Ltd. - 144A	5.875	1/15/2024	273,675
400,000	Transocean, Inc. - 144A	7.250	11/1/2025	377,500
400,000	Transocean, Inc. - 144A	7.500	1/15/2026	381,000
400,000	Transocean, Inc. - 144A	9.000	7/15/2023	422,384
283,500	Transocean Pontus Ltd. - 144A	6.125	8/1/2025	293,423
300,000	Transocean Poseidon Ltd. - 144A (a)	6.875	2/1/2027	321,006
300,000	USA Compression Partners LP / USA Compression Finance Corp.	6.875	4/1/2026	313,530
300,000	USA Compression Partners LP / USA Compression Finance Corp. - 144A	6.875	9/1/2027	313,473
450,000	Valaris PLC	7.750	2/1/2026	330,750
300,000	WPX Energy, Inc. (a)	5.250	9/15/2024	303,000
200,000	WPX Energy, Inc. (a)	5.750	6/1/2026	206,250
200,000	WPX Energy, Inc. (a)	6.000	1/15/2022	208,250
300,000	WPX Energy, Inc. (a)	8.250	8/1/2023	339,000
400,000	Whiting Petroleum Corp. (a)	5.750	3/15/2021	402,000
600,000	Whiting Petroleum Corp. (a)	6.625	1/15/2026	568,500
				83,046,898
	PACKAGING & CONTAINERS - 0.5%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A	4.125	8/15/2026	200,750
800,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A	4.625	5/15/2023	822,000
1,200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A	5.250	8/15/2027	1,204,500
800,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A	6.000	2/15/2025	828,000
900,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A	7.250	5/15/2024	953,343
200,000	Ball Corp.	4.000	11/15/2023	208,000
400,000	Ball Corp.	4.375	12/15/2020	408,500
200,000	Ball Corp.	4.875	3/15/2026	213,100
300,000	Ball Corp.	5.000	3/15/2022	314,940
600,000	Ball Corp.	5.250	7/1/2025	654,750
400,000	Berry Global, Inc. - 144A	4.500	2/15/2026	402,000
1,000,000	Berry Global, Inc. - 144A	4.875	7/15/2026	1,042,500
600,000	Berry Global, Inc.	5.125	7/15/2023	615,000
200,000	Berry Global, Inc.	5.500	5/15/2022	203,000
525,000	Berry Global, Inc.	6.000	10/15/2022	536,156
200,000	Crown Americas LLC / Crown Americas Capital Corp. V	4.500	1/15/2023	207,000
600,000	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750	2/1/2026	618,300
300,000	Flex Acquisition Co., Inc. - 144A	6.875	1/15/2025	267,750
300,000	Flex Acquisition Co., Inc. - 144A	7.875	7/15/2026	272,250
1,000,000	Graphics Packaging International LLC - 144A	4.750	7/15/2027	1,045,000
1,000,000	LABL Escrow Issuer LLC - 144A	6.750	7/15/2026	1,022,500
1,000,000	LABL Escrow Issuer LLC - 144A	10.500	7/15/2027	1,010,000
900,000	Mauser Packaging Solutions Holding Co. - 144A	5.500	4/15/2024	901,980
588,000	Mauser Packaging Solutions Holding Co. - 144A	7.250	4/15/2025	559,335
300,000	Owens-Brockway Glass Container, Inc. - 144A	5.875	8/15/2023	324,000
800,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A	5.125	7/15/2023	816,000
400,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A	7.000	7/15/2024	414,750
200,000	Sealed Air Corp. - 144A	5.250	4/1/2023	214,000
200,000	Sealed Air Corp. - 144A	5.500	9/15/2025	217,000
700,000	Sealed Air Corp. - 144A	6.500	12/1/2020	728000
5,000,000	Trident TPI Holdings, Inc. - 144A	9.250	8/1/2024	4,931,250
				22,155,654

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.9% (continued)
	PHARMACEUTICALS - 3.0%
800,000	Bausch Health Americas, Inc. - 144A	8.500	1/31/2027	$883,080
500,000	Bausch Health Americas, Inc. - 144A	9.250	4/1/2026	561,250
236,000	Bausch Health Cos, Inc. - 144A	5.500	11/1/2025	246,325
1,610,000	Bausch Health Cos, Inc. - 144A	5.875	5/15/2023	1,627,630
1,800,000	Bausch Health Cos, Inc. - 144A	6.125	4/15/2025	1,856,250
700,000	Bausch Health Cos, Inc. - 144A	7.000	3/15/2024	740,250
100,000	Bausch Health Cos, Inc. - 144A	7.000	1/15/2028	103,875
250,000	Bausch Health Cos, Inc. - 144A	7.250	5/30/2029	260,470
900,000	Bausch Health Cos, Inc. - 144A	9.000	12/15/2025	1,011,726
10,000,000	Bayer US Finance LLC - 144A	2.375	10/8/2019	9,991,303
5,000,000	Bristol-Myers Squibb Co., 3 mo. LIBOR + 0.200% - 144A **	2.725	11/16/2020	5,003,967
30,000,000	CVS Health Corp.	2.800	7/20/2020	30,062,592
20,000,000	CVS Health Corp.	3.125	3/9/2020	20,086,945
8,000,000	CVS Health Corp., 3 mo. LIBOR + 0.720% **	3.173	3/9/2021	8,037,785
41,768,000	Cigna Corp., 3 mo. LIBOR + 0.350% - 144A **	2.760	3/17/2020	41,809,848
200,000	Elanco Animal Health, Inc.	4.272	8/28/2023	210,476
600,000	Elanco Animal Health, Inc.	4.900	8/28/2028	665,214
700,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. - 144A	6.000	2/1/2025	423,500
600,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. - 144A	6.000	7/15/2023	384,000
6,350,000	Express Scripts Holding Co., 3 mo. LIBOR + 0.750% **	3.274	11/30/2020	6,351,554
250,000	Horizon Pharma USA, Inc. - 144A	5.500	8/1/2027	257,155
500,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A (a)	5.500	4/15/2025	291,250
300,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A (a)	5.625	10/15/2023	191,160
400,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A (a)	5.750	8/1/2022	302,880
400,000	Par Pharmaceutical, Inc. - 144A	7.500	4/1/2027	364,000
1,500,000	Teva Pharmaceutical Finance Netherlands III BV (a)	2.200	7/21/2021	1,413,300
500,000	Teva Pharmaceutical Finance Netherlands III BV (a)	6.000	4/15/2024	463,850
500,000	Teva Pharmaceutical Finance Netherlands III BV (a)	6.750	3/1/2028	449,375
1,300,000	Teva Pharmaceutical Finance Netherlands III BV (a)	2.800	7/21/2023	1135875
1,500,000	Teva Pharmaceutical Finance Netherlands III BV (a)	3.150	10/1/2026	1,173,582
				136,360,467
	PIPELINES - 1.1%
200,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375	9/15/2024	193,500
300,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. - 144A	5.750	3/1/2027	282,006
3,000,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. - 144A	5.750	1/15/2028	2,816,250
400,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. - 144A	6.125	11/15/2022	404,000
1,000,000	Cheniere Corpus Christi Holdings LLC	5.125	6/30/2027	1,092,400
900,000	Cheniere Corpus Christi Holdings LLC	5.875	3/31/2025	992,340
800,000	Cheniere Corpus Christi Holdings LLC	7.000	6/30/2024	912,016
200,000	Cheniere Energy Partners LP	5.625	10/1/2026	212,000
600,000	Cheniere Energy Partners LP	5.250	10/1/2025	624,012
2,000,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. - 144A	5.625	5/1/2027	1,985,200
200,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.	5.750	4/1/2025	204,000
300,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.	6.250	4/1/2023	306,765
200,000	DCP Midstream Operating LP - 144A	4.750	9/30/2021	205,690
500,000	DCP Midstream Operating LP	5.125	5/15/2029	515,625
500,000	DCP Midstream Operating LP	5.375	7/15/2025	531,885
300,000	DCP Midstream Operating LP, 3 mo. LIBOR + 3.850% - 144A **	5.850	5/21/2043	283,500
300,000	EnLink Midstream Partners LP	4.150	6/1/2025	296,625
400,000	EnLink Midstream Partners LP	4.400	4/1/2024	408,120
200,000	EnLink Midstream Partners LP	4.850	7/15/2026	203,750
10,715,000	Enterprise Products Operating LLC	5.250	1/31/2020	10,863,091
400,000	Genesis Energy LP / Genesis Energy Finance Corp. (a)	6.250	5/15/2026	396,500
399,000	Genesis Energy LP / Genesis Energy Finance Corp. (a)	6.500	10/1/2025	397,504
400,000	Genesis Energy LP / Genesis Energy Finance Corp. (a)	6.750	8/1/2022	408,452
2,100,000	Global Partners LP / GLP Finance Corp. - 144A	7.000	8/1/2027	2,110,500
16,501,000	Kinder Morgan Energy Partners LP	6.500	4/1/2020	16,928,554
300,000	NGL Energy Partners LP / NGL Energy Finance Corp.	7.500	11/1/2023	311,250
1,000,000	NGL Energy Partners LP / NGL Energy Finance Corp. - 144A	7.500	4/15/2026	1,040,000
200,000	NGPL PipeCo LLC - 144A	4.375	8/15/2022	208,690
300,000	NGPL PipeCo LLC - 144A	4.875	8/15/2027	322,875
200,000	NuStar Logistics LP	4.800	9/1/2020	203,750
300,000	NuStar Logistics LP	5.625	4/28/2027	310,773
500,000	NuStar Logistics LP	6.000	6/1/2026	528,750
300,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A	4.750	10/1/2023	304,506
400,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A	5.500	1/15/2028	398,880
200,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A	5.500	9/15/2024	203,500
400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.875	4/15/2026	423,880
300,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000	1/15/2028	304,875
300,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.125	2/1/2025	310,500
300,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.375	2/1/2027	313,500
200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. - 144A	6.500	7/15/2027	218,254
400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. - 144A	6.875	1/15/2029	442,080
				49,420,348
	REAL ESTATE - 0.0%
400,000	Howard Hughes Corp. - 144A	5.375	3/15/2025	412,000
600,000	Kennedy-Wilson, Inc.	5.875	4/1/2024	615,612
300,000	Realogy Group LLC / Realogy Co-Issuer Corp. - 144A (a)	4.875	6/1/2023	253,500
400,000	Realogy Group LLC / Realogy Co-Issuer Corp. - 144A (a)	9.375	4/1/2027	348,000
				1,629,112

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.9% (continued)
	REITS - 0.4%
300,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BRP Nimbus LLC / GGSI Sellco LLC - 144A	5.750	5/15/2026	$312,498
400,000	CyrusOne LP / CyrusOne Finance Corp. (a)	5.000	3/15/2024	412,220
200,000	CyrusOne LP / CyrusOne Finance Corp. (a)	5.375	3/15/2027	213,000
500,000	ESH Hospitality, Inc. - 144A	5.250	5/1/2025	515,625
400,000	Equinix, Inc.	5.375	1/1/2022	409,808
900,000	Equinix, Inc.	5.375	4/1/2023	921,375
400,000	Equinix, Inc.	5.375	5/15/2027	430,380
400,000	Equinix, Inc.	5.750	1/1/2025	415,012
300,000	Equinix, Inc.	5.875	1/15/2026	319,410
5,000,000	GLP Capital LP / GLP Financing II, Inc.	4.875	11/1/2020	5,106,000
500,000	HAT Holdings I LLC / HAT Holdings II LLC - 144A	5.250	7/15/2024	526,875
400,000	iStar, Inc.	4.625	9/15/2020	405,000
300,000	iStar, Inc.	5.250	9/15/2022	305,601
600,000	Iron Mountain, Inc. - 144A	4.375	6/1/2021	605,268
300,000	Iron Mountain, Inc. - 144A	4.875	9/15/2027	299,250
400,000	Iron Mountain, Inc. - 144A	5.250	3/15/2028	405,000
670,000	Iron Mountain, Inc.	5.750	8/15/2024	676,499
800,000	Iron Mountain, Inc.	6.000	8/15/2023	817,512
600,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.	5.625	5/1/2024	642,750
200,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. - 144A	5.750	2/1/2027	216,052
500,000	MPT Operating Partnership LP / MPT Finance Corp.	4.625	8/1/2029	507,338
536,000	MPT Operating Partnership LP / MPT Finance Corp.	5.000	10/15/2027	556,100
600,000	MPT Operating Partnership LP / MPT Finance Corp.	6.375	3/1/2024	630,750
500,000	SBA Communications Corp.	4.000	10/1/2022	509,375
600,000	SBA Communications Corp.	4.875	9/1/2024	619,422
500,000	Starwood Property Trust, Inc.	3.625	2/1/2021	504,000
200,000	Starwood Property Trust, Inc.	4.750	3/15/2025	203,460
400,000	Starwood Property Trust, Inc.	5.000	12/15/2021	414,000
300,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC - 144A (a)	7.125	12/15/2024	259,500
400,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC - 144A (a)	6.000	4/15/2023	382,500
700,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC (a)	8.250	10/15/2023	635,250
				19,176,830
	RETAIL - 1.0%
900,000	1011778 BC ULC / New Red Finance, Inc. - 144A	4.250	5/15/2024	922,068
1,000,000	1011778 BC ULC / New Red Finance, Inc. - 144A	4.625	1/15/2022	1,003,500
1,700,000	1011778 BC ULC / New Red Finance, Inc. - 144A	5.000	10/15/2025	1,738,250
500,000	Beacon Roofing Supply, Inc. - 144A	4.875	11/1/2025	496,875
200,000	Ferrellgas LP / Ferrellgas Finance Corp. (a)	6.500	5/1/2021	177,000
400,000	Ferrellgas LP / Ferrellgas Finance Corp. (a)	6.750	6/15/2023	348,000
600,000	Golden Nugget, Inc. - 144A	6.750	10/15/2024	619,128
200,000	Golden Nugget, Inc. - 144A	8.750	10/1/2025	210,000
400,000	JC Penney Corp., Inc. - 144A (a)	5.875	7/1/2023	335,750
400,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC - 144A	4.750	6/1/2027	410,500
700,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC - 144A	5.000	6/1/2024	724,500
200,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC - 144A	5.250	6/1/2026	208,140
300,000	L Brands, Inc.	5.250	2/1/2028	278,625
300,000	L Brands, Inc.	5.625	2/15/2022	315,729
1,000,000	L Brands, Inc.	7.500	6/15/2029	1,006,600
5,000,000	Lowe's Cos., Inc., 3 mo. LIBOR + 0.420% **	2.873	9/10/2019	5,003,223
300,000	Penske Automotive Group, Inc.	5.500	5/15/2026	311,625
585,000	PetSmart, Inc. - 144A (a)	5.875	6/1/2025	581,256
800,000	PetSmart, Inc. - 144A (a)	7.125	3/15/2023	750,000
334,000	PetSmart, Inc. - 144A (a)	8.875	6/1/2025	322,310
200,000	QVC, Inc.	4.375	3/15/2023	205,397
300,000	QVC, Inc.	4.450	2/15/2025	305,423
400,000	QVC, Inc.	4.850	4/1/2024	412,851
600,000	Rite Aid Corp - 144A	6.125	4/1/2023	508,500
500,000	Staples, Inc. - 144A	10.750	4/15/2027	518,750
1,000,000	Staples, Inc. - 144A	7.500	4/15/2026	1,025,000
300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.500	6/1/2024	307,500
25,000,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	25,002,736
				44,049,236
	SEMICONDUCTORS - 0.6%
300,000	Amkor Technology, Inc. - 144A	6.625	9/15/2027	314,436
5,000,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375	1/15/2020	4,993,598
10,000,000	Broadcom, Inc. - 144A	3.125	4/15/2021	10,058,528
10,000,000	Broadcom, Inc. - 144A	3.625	10/15/2024	10,030,888
384,000	Sensata Technologies U.K. Financing Co. PLC - 144A	6.250	2/15/2026	408,480
				25,805,930

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.9% (continued)
	SOFTWARE - 0.8%
9,045,000	CA, Inc.	5.375	12/1/2019	$9,117,554
300,000	CDK Global, Inc.	4.875	6/1/2027	311,655
300,000	CDK Global, Inc.	5.000	10/15/2024	318,744
400,000	CDK Global, Inc.	5.875	6/15/2026	427,000
400,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. - 144A	5.750	3/1/2025	402,380
300,000	Dun & Bradstreet Corp. - 144A	10.250	2/15/2027	323,625
300,000	Dun & Bradstreet Corp. - 144A	6.875	8/15/2026	320,348
700,000	First Data Corp. - 144A	5.000	1/15/2024	717,152
1,400,000	First Data Corp. - 144A	5.750	1/15/2024	1,442,945
600,000	IQVIA, Inc. - 144A	4.875	5/15/2023	614,400
1,000,000	IQVIA, Inc. - 144A	5.000	5/15/2027	1,044,880
900,000	IQVIA, Inc. - 144A	5.000	10/15/2026	943,875
600,000	Infor U.S., Inc.	6.500	5/15/2022	612,750
300,000	MSCI, Inc. - 144A	4.750	8/1/2026	312,750
400,000	MSCI, Inc. - 144A	5.250	11/15/2024	413,880
200,000	MSCI, Inc. - 144A	5.375	5/15/2027	212,816
300,000	MSCI, Inc. - 144A	5.750	8/15/2025	314,160
200,000	Open Text Corp. - 144A	5.625	1/15/2023	205,440
700,000	Open Text Corp. - 144A	5.875	6/1/2026	748,797
370,000	Rackspace Hosting, Inc. - 144A (a)	8.625	11/15/2024	340,400
1,100,000	SS&C Technologies, Inc. - 144A	5.500	9/30/2027	1,146,063
900,000	Solera LLC / Solera Finance, Inc. - 144A	10.500	3/1/2024	968,355
600,000	Veritas U.S., Inc. / Veritas Bermuda Ltd. - 144A (a)	10.500	2/1/2024	531,000
14,759,000	VMware, Inc.	2.300	8/21/2020	14,713,071
				36,504,040
	SOVEREIGN - 0.3%
13,000,000	Federal National Mortgage Association, SOFT + 0.040% **	2.430	1/29/2021	13,004,924

	TELECOMMUNICATIONS - 2.5%
600,000	Altice France SA/France - 144A	6.250	5/15/2024	621,750
2,700,000	Altice France SA/France - 144A	7.375	5/1/2026	2,883,938
700,000	Altice France SA/France - 144A	8.125	2/1/2027	763,875
70,000,000	BellSouth LLC - 144A	4.266	4/26/2020	70,835,100
500,000	C&W Senior Financing DAC - 144A	6.875	9/15/2027	525,025
200,000	C&W Senior Financing DAC - 144A	7.500	10/15/2026	214,000
400,000	CenturyLink, Inc. (a)	5.625	4/1/2025	406,200
514,000	CenturyLink, Inc. (a)	5.800	3/15/2022	537,130
400,000	CenturyLink, Inc. (a)	6.450	6/15/2021	420,520
300,000	CenturyLink, Inc. (a)	6.750	12/1/2023	324,495
400,000	CenturyLink, Inc. (a)	7.500	4/1/2024	438,876
400,000	Cincinnati Bell, Inc. - 144A (a)	7.000	7/15/2024	344,000
400,000	CommScope, Inc. - 144A	5.500	3/1/2024	407,000
400,000	CommScope, Inc. - 144A	6.000	3/1/2026	406,380
700,000	CommScope, Inc. - 144A	8.250	3/1/2027	692,125
400,000	CommScope, Inc. - 144A	5.000	6/15/2021	401,500
300,000	CommScope, Inc. - 144A	5.500	6/15/2024	278,250
400,000	CommScope Technologies LLC - 144A	5.000	3/15/2027	339,376
600,000	CommScope Technologies LLC - 144A	6.000	6/15/2025	549,000
500,000	Frontier Communications Corp.	6.875	1/15/2025	278,750
500,000	Frontier Communications Corp.	7.125	1/15/2023	297,500
500,000	Frontier Communications Corp. - 144A	8.000	4/1/2027	523,750
500,000	Frontier Communications Corp. - 144A	8.500	4/1/2026	489,850
1,100,000	Frontier Communications Corp.	10.500	9/15/2022	693,000
1,800,000	Frontier Communications Corp.	11.000	9/15/2025	1,055,250
300,000	Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc. - 144A	9.875	5/1/2024	310,509
400,000	Hughes Satellite Systems Corp.	5.250	8/1/2026	425,300
600,000	Hughes Satellite Systems Corp.	6.625	8/1/2026	648,576
200,000	Hughes Satellite Systems Corp.	7.625	6/15/2021	215,224
1,100,000	Inmarsat Finance PLC - 144A	4.875	5/15/2022	1,114,322
400,000	Inmarsat Finance PLC - 144A	6.500	10/1/2024	420,000
600,000	Intelsat Connect Finance SA - 144A	9.500	2/15/2023	541,320
1,100,000	Intelsat Jackson Holdings SA	5.500	8/1/2023	1,018,875
1,400,000	Intelsat Jackson Holdings SA - 144A	8.500	10/15/2024	1,403,640
400,000	Intelsat Jackson Holdings SA - 144A	9.750	7/15/2025	415,500
800,000	Intelsat Luxembourg SA (a)	8.125	6/1/2023	649,760
200,000	Koninklijke KPN NV - 144A (a)	7.000	3/28/2073	213,696
340,000	Level 3 Financing, Inc.	5.125	5/1/2023	342,982
200,000	Level 3 Financing, Inc.	5.250	3/15/2026	208,750
400,000	Level 3 Financing, Inc.	5.375	1/15/2024	406,448
300,000	Level 3 Financing, Inc.	5.375	5/1/2025	310,500
200,000	Nokia OYJ (a)	4.375	6/12/2027	207,000
522,000	Qwest Corp.	6.750	12/1/2021	560,651
300,000	Sprint Communications, Inc.	11.500	11/15/2021	352,500
700,000	Sprint Communications, Inc.	6.000	11/15/2022	745,500
700,000	Sprint Communications, Inc.	7.000	8/15/2020	727,797
1,290,000	Sprint Corp.	7.125	6/15/2024	1,415,775
868,000	Sprint Corp.	7.250	9/15/2021	934,185
600,000	Sprint Corp.	7.625	2/15/2025	666,018
600,000	Sprint Corp.	7.625	3/1/2026	672,018
2,300,000	Sprint Corp.	7.875	9/15/2023	2,570,250
900,000	Telecom Italia SpA/Milano - 144A	5.303	5/30/2024	954,000
1,100,000	Telefonaktiebolaget LM Ericsson	4.125	5/15/2022	1,136,025
700,000	T-Mobile USA, Inc.	4.500	2/1/2026	715,750
800,000	T-Mobile USA, Inc.	4.750	2/1/2028	825,000

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.9% (continued)
	TELECOMMUNICATIONS - 2.5% (continued)
600,000	T-Mobile USA, Inc.	6.000	3/1/2023	$611,874
1,000,000	T-Mobile USA, Inc.	6.000	4/15/2024	1,046,260
1,901,000	T-Mobile USA, Inc.	6.375	3/1/2025	1,974,664
900,000	T-Mobile USA, Inc.	6.500	1/15/2026	960,480
300,000	ViaSat, Inc. - 144A	5.625	4/15/2027	315,281
300,000	ViaSat, Inc. - 144A	5.625	9/15/2025	300,000
500,000	West Corp. - 144A	8.500	10/15/2025	423,750
900,000	Wind Tre SpA - 144A	5.000	1/20/2026	895,500
				112,382,320
	TOYS/GAMES/HOBBIES - 0.0%
600,000	Mattel, Inc. - 144A	6.750	12/31/2025	632,262

	TRANSPORTATION - 0.0%
300,000	XPO Logistics, Inc. - 144A	6.750	8/15/2024	320,535

	TOTAL CORPORATE BONDS (Cost - $2,950,177,436)			2,970,938,713

	CONVERTIBLE BONDS - 0.7%
	COMMERCIAL SERVICES - 0.3%
12,162,000	Huron Consulting Group, Inc.	1.250	10/1/2019	12,187,567

	INTERNET - 0.4%
18,500,000	Twitter, Inc.	0.250	9/15/2019	18,480,411

	TOTAL CONVERTIBLE BONDS (Cost - $30,500,029)			30,667,978

	MUNICIPAL BONDS & NOTES - 5.0%
	CALIFORNIA - 0.4%
10,350,000	Metropolitan Water District of Southern California	6.947	7/1/2040	10,787,132
8,000,000	San Diego Unified School District	4.000	7/1/2045	8,619,920
				19,407,052
	COLORADO - 0.5%
20,000,000	Regional Transportation District	5.000	11/1/2046	23,623,500

	FLORIDA - 0.1%
4,000,000	County of Miami-Dade FL	5.000	7/1/2045	4,670,340

	ILLINOIS - 0.1%
2,000,000	State of Illinois	5.727	4/1/2020	2,037,990

	MASSACHUSETTS - 1.0%
12,900,000	Massachusetts School Building Authority	5.000	11/15/2046	15,238,706
26,000,000	Massachusetts School Building Authority	5.000	2/15/2049	30,051,450
				45,290,156
	MISSOURI - 0.4%
13,500,000	Metropolitan St. Louis Sewer District	5.000	5/1/2047	16,060,950

	NORTH CAROLINA - 0.6%
4,020,000	City of Winston-Salem NC Water & Sewer System Revenue	5.294	6/1/2034	4,120,701
21,770,000	North Carolina Capital Facilities Finance Agency	5.000	10/1/2044	25,854,052
				29,974,753
	NEW JERSEY - 0.1%
6,049,000	Township of Evesham NJ	2.750	5/7/2020	6,057,953

	NEW YORK - 1.5%
10,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.508	8/1/2037	12,835,100
13,295,000	New York City Transitional Finance Authority Future Tax Secured Revenue	6.267	8/1/2039	13,337,943
20,625,000	New York City Water & Sewer System	5.790	6/15/2041	21,285,309
4,000,000	New York City Water & Sewer System	5.000	6/15/2048	4,736,760
15,000,000	New York State Urban Development Corp	3.900	3/15/2033	16,213,125
				68,408,237
	PENNSYLVANIA - 0.3%
7,085,000	Commonwealth of Pennsylvania	5.350	5/1/2030	7,256,492
3,675,000	Dauphin County General Authority	5.000	6/1/2042	3,968,320
				11,224,812

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $223,880,724)			226,755,743

	U.S. TREASURY OBLIGATIONS - 3.3%
145,000,000	United States Treasury Bill	0.000	1/16/2020	143,633,584
5,000,000	United States Treasury Notes	2.375	5/15/2029	5,157,617
3,700,000	United States Treasury Notes	3.000	2/15/2049	4,063,135
	TOTAL U.S. TREASURY OBLIGATIONS (Cost - $152,752,500)			152,854,336

	SHORT-TERM INVESTMENTS - 20.4%
	CERTIFICATES OF DEPOSITS - 1.2%
	BANKS - 1.2%
35,000,000	Canadian Imperial Bank of Commerce, New York, 3 mo. LIBOR + 0.410% **	2.797	9/20/2019	35,018,208
20,000,000	Svenska Handelsbanken, New York NY, 3 mo. LIBOR + 0.270% **	2.548	10/21/2019	20,010,762
	TOTAL CERTIFICATES OF DEPOSITS (Cost - $55,000,000)			55,028,970

	COMMERCIAL PAPER - 0.4%
20,000,000	Ford Motor Credit Co.	0.000	3/24/2020	19,591,307
	TOTAL COMMERCIAL PAPER (Cost $19,528,000)

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Shares					Value
MONEY MARKET FUNDS - 18.8%
861,602,612	Dreyfus Cash Management - Institutional Shares, 2.39% +				$861,861,093
	TOTAL MONEY MARKET FUNDS (Cost - $861,714,462)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $936,242,462)				936,481,370
Contracts ^
OPTIONS PURCHASED* - 0.0%
PUT OPTIONS PURCHASED - 0.0%		Strike Price	Expiration	Notional Amount
13,723	10-Year U.S. Treasury Note Futures	$122.00	September-19	$1,674,206,000	214,422
5,000	10-Year U.S. Treasury Note Futures	123.00	September-19	615,000,000	78,125
8,235	10-Year U.S. Treasury Note Futures	123.50	September-19	1,017,022,500	257,343
5,000	10-Year U.S. Treasury Note Futures	124.00	September-19	620,000,000	156,250
TOTAL OPTIONS PURCHASED (Cost $3,449,612)					706,140	(e)

COLLATERAL FOR SECURITIES LOANED - 0.5%
20,840,412	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Insitutional Shares, 2.21% + (b)				20,840,412
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $20,840,412)

	TOTAL INVESTMENTS - 98.3% (Cost - $4,477,615,680)				$4,498,962,374
OTHER ASSETS LESS LIABILITIES - 1.7%					77,111,766
NET ASSETS - 100.0%					$4,576,074,140

ETF - Exchange-Traded Fund
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
* Non-income producing.
** Variable rate security. Interest rate is as of July 31, 2019.
# Affiliated Security.
^ Each option contract allows the Fund to sell 1 underlying futures contract.
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2019.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $878,726,298 or 19.2% of net assets.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $22,442,443 at July 31, 2019.
(b) Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $2,145,016.
(c) Amount subject to credit contracts risk.
(d) Amount subject to equity contracts risk.
(e) Amount subject to interest rate contracts risk.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

FUTURES CONTRACTS
Number of Contracts		Open Long Future Contracts	Expiration	Notional Value at July 31, 2019				Unrealized Appreciation
2,640		5-Year U.S. Treasury Note Futures	September-19	$310,345,200				$1,871,408	(e)
30,798		10-Year U.S. Treasury Note Futures	September-19	3,924,342,756				13,022,605	(e)
		TOTAL LONG FUTURE CONTRACTS						$14,894,013

Number of Contracts		Open Short Future Contracts	Expiration	Notional Value at July 31, 2019				Unrealized (Depreciation)
(245)		S&P 500 E-Mini Futures	September-19	(36,533,175)				$(1,051,050)	(d)

		TOTAL FUTURES CONTRACTS						$13,842,963

TOTAL RETURN SWAPS
Notional Amount at July 31, 2019	Number of Shares	Reference Entity	Interest Rate Payable (1)			Termination Date	Counterparty	Unrealized (Depreciation)
$50,000,000	177,525	iBoxx USD Liquid High Yield Index Series 1 V1	3 Mth USD LIBOR			9/20/2019	GS	$(2,097,859)
250,000,000	888,257	iBoxx USD Liquid High Yield Index Series 1 V1	3 Mth USD LIBOR			9/20/2019	JPM	(10,691,011)
								$(12,788,870)	(c)

GS - Goldman Sachs International
JPM - JPMorgan
(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OPEN CREDIT DEFAULT SWAP AGREEMENTS - (3)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION (1)
Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at July 31, 2019		Fair Value	Upfront Premiums Received	Unrealized (Depreciation)
CDX North American High Yield Series 32 v2	GS	6/20/2024	5.00%	$11,187,000		$(894,214)	$(825,167)	$(69,047)	(c)

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)
Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at July 31, 2019		Fair Value	Upfront Premiums Paid	Unrealized Appreciation
CDX North American High Yield Series 32 v2	MS	6/20/2024	5.00%	$11,385,000		$910,041	$808,577	$101,464	(c)

TOTAL OPEN CREDIT DEFAULT SWAP					-	$15,827	(16,590)	$32,417

GS - Goldman Sachs
MS - Morgan Stanley
(1) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a buyer of credit protection will either (i) receive a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(3) For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 96.5%
	AEROSPACE/DEFENSE- 1.3%
1,378,000	United Technologies Corp., 3 mo. LIBOR + 0.650% **	3.175	8/16/2021	$1,378,391

	AIRLINES - 2.3%
2,500,000	Delta Air Lines, Inc.	2.875	3/13/2020	2,500,788

	AUTO MANUFACTURERS - 12.3%
2,500,000	American Honda Finance Corp., 3 mo. LIBOR + 0.350% **	2.714	6/11/2021	2,505,003
2,500,000	BMW US Capital LLC - 144A, 3 mo. LIBOR + 0.410% **	2.750	4/12/2021	2,504,445
975,000	Daimler Finance North America LLC - 144A, 3 mo. LIBOR + 0.530% **	3.095	5/5/2020	976,794
1,000,000	Daimler Finance North America LLC - 144A, 3 mo. LIBOR + 0.550% **	3.115	5/4/2021	1,002,416
2,350,000	Ford Motor Credit Co. LLC, 3 mo. LIBOR + 1.000% **	3.311	1/9/2020	2,353,712
2,500,000	General Motors Financial Co., Inc., 3 mo. LIBOR + 0.930% **	3.233	4/13/2020	2,506,868
1,680,000	Volkswagen Group of America Finance LLC - 144A, 3 mo. LIBOR + 0.770% **	3.305	11/13/2020	1,688,800
				13,538,038
	BANKS - 24.8%
2,000,000	Australia & New Zealand Banking Group Ltd. - 144A, 3 mo. LIBOR + 0.460% **	2.985	5/17/2021	2,007,073
2,000,000	Bank of America Corp., 3 mo. LIBOR + 0.660% **	2.938	7/21/2021	2,006,922
1,000,000	Barclays Bank PLC, 3 mo. LIBOR + 0.400% **	2.922	8/21/2020	995,000
2,950,000	Citibank NA, SOFR + 0.600% **	2.990	3/13/2021	2,956,418
2,000,000	DNB Bank ASA - 144A, 3 mo. LIBOR + 1.070% **	3.590	6/2/2021	2,025,090
1,000,000	Goldman Sachs Bank USA, SOFR + 0.600% **	3.020	5/24/2021	1,001,408
2,274,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.360% **	3.635	4/23/2021	2,309,601
2,500,000	JPMorgan Chase & Co., 3 mo. LIBOR + 1.100% **	3.572	6/7/2021	2,534,716
2,000,000	Morgan Stanley, 3 mo. LIBOR + 0.550% **	3.095	2/10/2021	2,002,208
2,000,000	Regions Bank, 3 mo. LIBOR + 0.500% **	3.035	8/13/2021	2,000,150
2,000,000	Synchrony Bank, 3 mo. LIBOR + 0.625% **	2.955	3/30/2020	2,002,546
2,250,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.300% **	2.700	7/30/2021	2,250,000
3,000,000	Wells Fargo & Co., 3 mo. LIBOR + 1.340% **	3.842	3/4/2021	3,048,522
				27,139,654
	BUILDING MATERIALS - 2.7%
1,534,000	Martin Marietta Materials, Inc., 3 mo. LIBOR + 0.650% **	3.173	5/22/2020	1,536,503
1,410,000	Vulcan Materials Co., 3 mo. LIBOR + 0.600% **	3.010	6/15/2020	1,411,298
				2,947,801
	COMPUTERS - 1.8%
2,000,000	International Business Machine Corp., 3 mo. LIBOR + 0.400% **	2.935	5/13/2021	2,008,663

	DIVERSIFIED FINANCIAL SERVICES - 3.7%
2,000,000	American Express Co., 3 mo. LIBOR + 0.330% **	2.596	10/30/2020	2,003,412
2,000,000	Capital One Financial Corp., 3 mo. LIBOR + 0.450% **	2.716	10/30/2020	2,002,976
				4,006,388
	ELECTRIC - 2.3%
2,476,000	Sempra Energy, 3 mo. LIBOR + 0.500% **	2.803	1/15/2021	2,472,068

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
1,000,000	Molex Electronic Technologies LLC - 144A	2.878	4/15/2020	1,000,257

	FOOD - 7.1%
1,000,000	Campbell Soup Co., 3 mo. LIBOR + 0.500% **	2.910	3/16/2020	1,000,593
1,380,000	Campbell Soup Co., 3 mo. LIBOR + 0.630% **	3.040	3/15/2021	1,380,669
840,000	Conagra Brands, Inc., 3 mo. LIBOR + 0.500% **	2.811	10/9/2020	839,188
2,768,000	General Mills, Inc., 3 mo. LIBOR + 0.540% **	2.862	4/16/2021	2,772,779
756,000	Kraft Heinz Foods Co., 3 mo. LIBOR + 0.570% **	3.115	2/10/2021	755,603
500,000	Mondelez International Holdings Netherlands BV, 3 mo. LIBOR + 0.610% - 144A **	2.866	10/28/2019	500,472
500,000	Tyson Foods, Inc., 3 mo. LIBOR + 0.450% **	2.972	8/21/2020	499,861
				7,749,165
	INSURANCE - 9.2%
3,750,000	Allstate Corp., 3 mo. LIBOR + 0.430% **	2.760	3/29/2021	3,758,023
1,055,000	Assurant, Inc., 3 mo. LIBOR + 1.250% **	3.583	3/26/2021	1,055,090
1,750,000	Jackson National Life Global Funding, SOFR + 0.500% - 144A **	2.900	5/27/2021	1,751,710
2,750,000	Metropolitan Life Global Funding I, SOFR + 0.500% - 144A **	2.900	5/28/2021	2,753,137
740,000	Metropolitan Life Global Funding I, SOFR + 0.570% - 144A **	2.960	9/7/2020	742,620
				10,060,580
	LODGING - 0.8%
875,000	Marriott International, Inc., 3 mo. LIBOR + 0.650% **	3.103	3/8/2021	879,221

	MACHINERY-CONSTRUCTION & MINING - 1.8%
2,000,000	Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.390% **	2.915	5/17/2021	2,006,627

	MACHINERY-DIVERSIFIED- 1.4%
1,500,000	John Deere Capital Corp., 3 mo. LIBOR + 0.400% **	2.872	6/7/2021	1,504,810

	MEDIA - 1.8%
2,015,000	Sky Ltd. - 144A	2.625	9/16/2019	2,014,915

	MISCELLANEOUS MANUFACTURING - 3.4%
1,287,000	General Electric Co., 3 mo. LIBOR + 0.800% **	3.103	4/15/2020	1,291,401
2,500,000	Textron, Inc., 3 mo. LIBOR + 0.550% **	3.095	11/10/2020	2,500,052
				3,791,453

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 96.5% (continued)
	OIL & GAS - 0.9%
1,008,000	Marathon Oil Corp.	2.700	6/1/2020	$1,008,662

	PHARMACEUTICALS - 4.1%
2,515,000	Cigna Corp., 3 mo. LIBOR + 0.650% - 144A **	3.060	9/17/2021	2,516,131
2,000,000	CVS Health Corp., 3 mo. LIBOR + 0.720% **	3.173	3/9/2021	2,009,446
				4,525,577
	PIPELINES - 6.3%
2,400,000	Enbridge, Inc., 3 mo. LIBOR + 0.400% **	2.738	1/10/2020	2,401,114
1,235,000	Kinder Morgan Energy Partners LP	6.500	4/1/2020	1,267,000
2,230,000	Spectra Energy Partners LP, 3 mo. LIBOR + 0.700% **	3.179	6/5/2020	2,237,209
1,000,000	Williams Cos, Inc.	5.250	3/15/2020	1,016,257
				6,921,580
	REITS - 1.4%
1,000,000	AvalonBay Communities, Inc., 3 mo. LIBOR + 0.430% **	2.733	1/15/2021	1,000,024
605,000	GLP Capital LP / GLP Financing II, Inc.	4.875	11/1/2020	617,826
				1,617,850
	RETAIL - 1.9%
2,068,000	Dollar Tree, Inc., 3 mo. LIBOR + 0.700% **	3.003	4/17/2020	2,068,220

	SEMICONDUCTORS - 1.5%
1,626,000	Broadcom Corp. / Broadcom Cayman Financial Ltd.	2.375	1/15/2020	1,623,918

	TELECOMMUNICATIONS - 2.8%
3,000,000	BellSouth LLC	4.266	4/26/2020	3,035,790

	TOTAL CORPORATE BONDS (Cost - $105,641,343)			105,800,416

	CONVERTIBLE BONDS - 1.8%
	INTERNET - 1.8%
2,000,000	Twitter, Inc.	0.250	9/15/2019	1,997,882
	TOTAL CONVERTIBLE BONDS (Cost - $1,992,032)

	MUNICIPAL BONDS & NOTES - 0.9%
	ILLINOIS - 0.9%
1,000,000	State of Illinois Build America Bonds	5.727	4/1/2020	1,018,995
	TOTAL MUNICIPAL BONDS & NOTES (Cost - $1,017,214)
Shares
	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUND - 0.3%
336,780	Dreyfus Cash Management - Institutional Shares, 2.39% +			336,881
	TOTAL SHORT TERM INVESTMENTS (Cost - $336,880)

	TOTAL INVESTMENTS - 99.5% (Cost - $108,987,469)			$109,154,174
	OTHER ASSETS LESS LIABILITIES - 0.5%			500,076
	NET ASSETS - 100.0%			$109,654,250

LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
** Variable rate security. Interest rate is as of July 31, 2019.
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2019.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $21,483,860 or 19.6% of net assets.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2019

The following is a summary of significant accounting policies followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and futures options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts –  The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives.  The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements - The Funds are subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives.  The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of swaps, the unrealized appreciation (depreciation) on futures and the value of options disclosed in the Portfolio of Investments at July 31, 2019 are a reflection of the volume of derivative activity for the Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019 for the Funds' assets and liabilities measured at fair value:

Navigator Equity Hedged Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,827,029	$-	$-	$29,827,029
Mutual Fund	2,656,358	-	-	2,656,358
Short-Term Investments	2,750,890	-	-	2,750,890
Collateral For Securities Loaned	614,266	-	-	614,266
Total	$35,848,543	$-	$-	$35,848,543

Navigator Duration Neutral Bond Fund
Assets **	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,889,600	$-	$-	$2,889,600
Municipal Bonds & Notes	-	45,622,922	-	45,622,922
Call Options Purchased	-	109,765	-	109,765
Short Term Investments	9,578,229	-	-	9,578,229
Total	$12,467,829	$45,732,687	$-	$58,200,516

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$723,063	$-	$-	$723,063
Total	$723,063	$-	$-	$723,063

Navigator Sentry Managed Volatility Fund
Assets **	Level 1	Level 2	Level 3	Total
Call Options Purchased	$-	$932,000	$-	$932,000
Put Options Purchased	-	2,544,500	-	2,544,500
Short-Term Investments	9,164,947	-	-	9,164,947
Total	$9,164,947	$3,476,500	$-	$12,641,447

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$-	$1,028,000	$-	$1,028,000
Put Options Written	-	1,022,000		1,022,000
Total	$-	$2,050,000	$-	$2,050,000

Navigator Tactical Fixed Income Fund
Assets **	Level 1	Level 2	Level 3	Total
Closed-End Fund	$2,740,107	$-	$-	$2,740,107
Exchange Traded Fund	600,947	-	-	600,947
Mutual Funds	146,385,608	-	-	146,385,608
Agency Bond	-	9,991,020	-	9,991,020
Corporate Bonds	-	2,970,938,713	-	2,970,938,713
Convertible Bonds	-	30,667,978	-	30,667,978
Municipal Bonds & Notes	-	226,755,743	-	226,755,743
U.S. Treasury Obligations	-	152,854,336	-	152,854,336
Short-Term Investments	881,452,400	55,028,970	-	936,481,370
Collateral For Securities Loaned	20,840,412	-	-	20,840,412
Options Purchased	-	706,140	-	706,140
Futures Contracts*	14,894,013	-	-	14,894,013
Open Swap Contracts ^	-	101,464		101,464
Total	$1,066,913,487	$3,447,044,364	$-	$4,513,957,851

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,051,050	$-	$-	$1,051,050
Open Swap Contracts ^	-	12,857,917	-	12,857,917
Total	$1,051,050	$12,857,917	$-	$13,908,967

Navigator Ultra Short Bond Fund
Assets **	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$105,800,416	$-	$105,800,416
Convertible Bonds	-	1,997,882	-	1,997,882
Municipal Bonds & Notes	-	1,018,995	-	1,018,995
Short-Term Investments	336,881		-	336,881
Total	$336,881	$108,817,293	$-	$109,154,174

The Funds did not hold any Level 3 securities during the period.
There were no transfers among Level 1, Level 2 or Level 3 during the period.
* Includes cumulative unrealized gain (loss) on futures contracts open at July 31, 2019.
** Refer to the Portfolio of Investments for industry, geographic, or other classifications.
^ The amounts shown for swaps are unrealized appreciation/depreciation.

Underlying Investment in Other Investment Companies

The Navigator Equity Hedged Fund currently invests a portion of their assets in iShares Core S&P 500 ETF (iShares). The Fund may redeem its investment from iShares at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of iShares. The financial statements of iShares, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s portolio of investments. As of July 31, 2019, the percentage of the Navigator Equity Hedged Fund’s net assets invested in iShares was 28.7%.

The Navigator Sentry Fund currently invest a portion of their assets in Milestone Treasury Obligations Fund (“Milestone”). The Fund may redeem its investment from Milestone at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of Milestone. The financial statements of the Milestone, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s portfolio of investments. As of July 31, 2019, the percentage of the Navigator Sentry Fund’s net assets invested in Milestone was 83.5%.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at July 31, 2019, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Navigator Equity Hedged Fund	$36,349,712	$1,738,214	$(2,239,383)	$(501,169)
Navigator Duration Neutral Bond Fund	57,206,771	1,061,137	(67,392)	993,745
Navigator Sentry Managed Volatility Fund	9,876,031	1,341,838	(626,422)	715,416
Navigator Tactical Fixed Income Fund	4,615,135,688	28,505,204	(144,678,518)	(116,173,314)
Navigator Ultra Short Bond Fund	108,987,469	167,478	(773)	166,705

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 9/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 9/26/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/26/19